                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



Post-Effective Amendment No. 14         X



                                                      and/or



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



Amendment No. 13                    X



                                         (Check appropriate box or boxes.)


The Staar Investment Trust (Exact Name of Registrant as Specified in Charter)

604 McKnight Park Drive, Pittsburgh, PA               15237
(Address of Principal Executive Offices)            Zip Code)

Registrant's Telephone Number(including Area Code) (412) 367-9076

J.Andre Weisbrod, 604 McKnight Park Drive, Pittsburgh, PA, 15237 (Name and Address of Agent for Services)

Copies to Thomas Sweeney, Esq., Sweeney & Associates, P.C., P.O. Box 82637, 158 West Hutchinson Ave., Pittsburgh, PA 15218

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)

on ______________ pursuant to paragraph (b)

X 60 days after filing pursuant to paragraph (a)

on ________________ pursuant to paragraph (a) of Rule 485

As soon as possible after the effective date of the Registration under the Securities Act of 1933

                           THE STAAR INVESTMENT TRUST



                                   PROSPECTUS
                                   May 1, 2005


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Contents


Information specific to each fund you should know before investing



General Bond Fund (GBF)                         1
ShortTerm Bond Fund (STBF)                      4
Larger Company Stock Fund (LCSF)                7
Smaller Company Stock Fund (SCSF)              10
International Fund (INTF)                      13
AltCat Fund (ACF)                              16

Information common to all of the
funds

Management                                     19
Buying Shares                                  19
Minimum Investment                             20
Exchanging Shares                              20
Selling Shares                                 20
Investor Services                              20
Policies                                       21
Where To Learn More About the Funds     Inside back cover

RISK/RETURN SUMMARY


General Bond Fund (GBF) (Formerly the Intermediate Bond Fund)
A High Grade General Bond Fund flexibly managed as to maturities of holdings.


GOAL: Income with a concern for safety for principal.

PRINCIPAL INVESTMENT STRATEGIES:


      The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. The range of maturity for bonds in this Fund is any length deemed appropriate by the Manager(s) depending on market conditions and trends. In general, it is expected that the average maturity of the portfolio will be between two (2) and fifteen (15) years the majority of the time.


TEMPORARY INVESTMENTS

      The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in bonds as described above.

MAIN RISKS:

      It is possible to lose money by investing in this Fund. The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Share values may decrease if one or more holdings are downgraded or default on interest payments. Income dividends can decrease if interest rates go down. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE


      The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.



2004    0.5.%
2003     4.1%
2002     7.2%
2001     7.6%
2000     9.1%


The Fund's highest and lowest quarterly returns during this time period were:

Highest: 4.37% (quarter ending 9/30/01)
Lowest: -0.50% (quarter ending 3/30/02)


Average Annual Total Returns
For the periods ended December 31, 2004



STAAR GENERAL BOND FUND (GBF)1                                 1 YEAR   3 YEARS    5 YEARS   LIFE**
                                                              -------   --------   -------   ------
TOTAL RETURN BEFORE TAXES                                      0.5%      3.9%       5.7%      5.4%
Return After Taxes on Distributions (based on maximum tax     -0.7%      2.4%       4.0%      3.7%
rates)
Return After taxes on Distributions and Sale of Fund Shares    0.2%      3.0%       4.2%      3.9%
LB Intermediate Gov't/Credit Index2 (Reflects no deductions    3.0%      5.7%       7.2%      7.8%
for taxes, fees or sales charges)
Morningstar Intermediate-Term Bond Funds Avg. 3                3.8%      5.5%       6.8%      7.3%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

** Since the Fund's public inception on 5/28/97.


1 On August 12, 2004 the shareholders approved fundamental changes to the Intermediate Bond Fund. The name was changed to the General Bond Fund and the objectives were changed to allow the managers to choose average maturities in a flexible manner in response to market conditions.



2 The Lehman Bros. Intermediate Government/Corporate Index is a broad bond market index including both corporate investment grade and government (Treasury and gov. agency) indexes including bonds with maturities up to 10 years. The published returns are total returns including reinvestment of dividends. The index is unmanaged and does not have expenses. For purposes of this prospectus, this is the primary comparison index.



3 The Morningstar Intermediate-Term Bond Category is an average of the total returns of all bond funds tracked and categorized as such by Morningstar.



LINE GRAPH



      The following line graph shows the growth of $10,000 invested at public inception through 12/31/04.



GBF Ending Value: $14,935   Lehman Bros Intermediate Gov't/Credit Index: $16,412

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/04.



Annual Operating Expenses (Includes maximum 12b-1 fees that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)



Management  Fees                                              0.62%
Distribution (12b-1) Fees (1) *                               0.25%
Other Expenses (2)                                            0.99%
Total Annual Operating Expenses                              1.86%*



* Expenses shown are the maximum that could have been charged. Actual net 12b-1 Expenses were -.01% in 2004. Actual Other Expenses were .99%. Therefore actual Total Operating Expenses were 1.60%.



(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. In the interest of controlling potential expenses, the Trustees entered an agreement with STAAR financial Advisors, Inc. in 2004 to provide specific services at a fixed percent of average daily net assets. For 2005 this agreement provides for shareholder and transfer agency services, daily accounting and bookkeeping and compliance services at a total of .38% annualized. The Trustees review this agreement annually.


EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.


YEAR 1    YEAR 3     YEAR 5     YEAR 10
 195       616        1,079      2,456


INVESTMENT STRATEGIES AND RELATED RISKS


      The General Bond Fund's objective is to produce income with a concern for safety of principal.


      The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, Federal Farm Credit Bank, Student Loan Marketing Association and the Tennessee Valley Authority. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

      The Fund's strategy includes a limitation to investment grade debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation or Moody's Investor's Services. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the manager will consider the size of the holding and the circumstances causing the lower rating before selling. The manager may hold a lower-rated security if there is reasonable cause to believe that holding it will be advantageous to the shareholders.


      At least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.






      The managers are given a high degree of flexibility in choosing maturities. In times of rising interest rates, their objective will be to have shorter average maturities and in times of stable or falling interest rates, their objective will be to obtain longer maturities. As a result, this Fund will, from time to time, be either an intermediate bond fund, or a long-term bond fund, depending upon its portfolio at the time.


      The investment strategy includes intent to hold most bonds to maturity and minimize trading unless market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs.


      The Trust and any managers it employs may use Derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin.


      In deciding to buy, hold or sell a particular bond, the manager considers a number of factors. First, the manager considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the manager compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the manager will consider any call provisions. Fourth, the manager may consider the bond's price in relation to its maturity or call price. Fifth, the manager will consider any income tax effects of the transaction. Sixth, the manager will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

      The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.

      As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Income is affected when Interest Rates Change -- The dividend income per share could decrease when interest rates fall.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


             SELECTED PER-SHARE DATA
              YEAR END DECEMBER 31



                                                        2004        2003        2002        2001        2000
                                                     ---------   ---------   ---------   ---------   ---------
Net Asset Value Beg. of Period                          10.75    $  10.99    $  10.59    $  10.29    $   9.96
                                                     --------    --------    --------    --------    --------
Net Investment Income                                    0.31        0.39        0.41         .52        0.55
Net realized and unrealized gains on securities         (0.25)       0.05        0.35         .26        0.32
                                                     --------    --------    --------    --------    --------
Total income from investment operations                  0.06        0.44        0.76         .78        0.87
                                                     --------    --------    --------    --------    --------
Dividends from net Investment Income                     (.36)      (0.49)      (0.35)       (.46)      (0.54)
Distributions From Capital Gains                         0.00       (0.19)      (0.01)       (.02)       0.00
                                                     --------    --------    --------    --------    --------
Total Distributions                                     (0.36)      (0.68)      (0.36)       (.48)      (0.54)
                                                                             --------    --------    --------
Net Asset Value, end of year                            10.45    $  10.75    $  10.99    $  10.59    $  10.29
Total Return (%)                                          0.5%        4.1%        7.2%        7.6%        9.1%
                                                     ========    ========    ========    ========    ========
          Ratios/Supplemental Data
Net Assets at End of Year (in $1000's)               $   2364    $   2923    $   4378    $   2868    $   1564
Ratio of Expenses to Average Net Assets (%) *            1.61%       1.34%       1.51%        .72%       0.72%
Ratio of Net Investment Income to Average Net
Assets (%)                                               2.88%       3.56%       3.79%       4.95%       5.49%
Portfolio Turnover Rate                                  31.8%      35.97%      21.60%      33.76%      14.77%



* Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

RISK/RETURN SUMMARY


Short Term Bond Fund (STBF) (Formerly the Long Term Bond Fund)
A High Grade Short-Term Bond Fund


GOAL: Income with a concern for safety of principal.

PRINCIPAL INVESTMENT STRATEGIES


      The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time. At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies and at time of purchase instruments will be rated BBB or higher (investment grade).


TEMPORARY INVESTMENTS:

The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in bonds as described above.

MAIN RISKS:

      It is possible to lose money by investing in this Fund. The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Share values may decrease if one or more holdings are downgraded or default on interest payments. Longer-term bonds generally have higher volatility than shorter-term bonds. Income dividends can decrease if interest rates go down. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

      The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


2004        -0.2%
2003         5.9%
2002         8.3%
2001         7.5%
2000         9.4%


The Fund's highest and lowest quarterly returns during this time period were:

                                      Highest: 4.86% (quarter ending 09/30/98)
                                      Lowest: -2.50% (quarter ending 12/31/99)


Average Annual Total Returns
For the periods ended December 31, 2004



                                                               1 YEAR   3 YEAR   5 YEAR   LIFE*
                                                              -------   ------   ------   -----
STAAR SHORT TERM BOND FUND (LTBF) 1
TOTAL RETURN BEFORE TAXES                                      -0.2%     4.7%     6.2%     6.0%
Return After Taxes on Distributions (based on maximum tax      -1.5%     2.2%     3.8%     3.7%
rates)
Return After taxes on Distributions and Sale of Fund Shares    -0.1%     3.7%     4.5%     4.3%
Lehman Brothers 1-3 Year Gov't Index 2  (Reflects no            1.1%     3.0%     5.1%     6.0%
deductions for taxes, fees or expenses)



*Since the Fund's public inception on 5/28/97.



1 On August 12, 2004 the shareholders approved fundamental changes to the Long Term Bond Fund. It was changed in both name and objective to Short Term Bond Fund.



2 The Lehman Bros. 1-3 Government Bond Index includes both the Treasury Bond index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). Bonds will have maturities between 1 and 3 years.



LINE GRAPH



      The following line graph shows the growth of $10,000 invested at public inception through 12/31/04.



STBF Ending Value: $15,566       Lehman Bros. 1-3 Government Bond Index: $14,837

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/04.



Annual Operating Expenses (Includes maximum 12b-1 fees that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)



Management Fees                   0.60%
Distribution (12b-1) Fees(1) *    0.25%
Other Expenses (2)                0.95%
Total Annual Operating Expenses   1.80%



* Expenses shown are the maximum that could have been charged. Actual Distribution Expenses were -0.01% in 2004 because of a prior year balance that was adjusted at the end of 2004. Actual Other Expenses were .95%. Therefore actual Total Operating Expenses were 1.54%.



(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. In the interest of controlling potential expenses, the Trustees entered an agreement with STAAR financial Advisors, Inc. in 2004 to provide specific services at a fixed percent of average daily net assets. For 2005 this agreement provides for shareholder and transfer agency services, daily accounting and bookkeeping and compliance services at a total of .38% annualized. The Trustees review this agreement annually.


EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.


YEAR 1      YEAR 3   YEAR 5  YEAR 10
 189         596     1,044    2,377


INVESTMENT STRATEGIES AND RELATED RISKS


      The Short Term Bond Fund's main objective is to produce income with a concern for safety of principal.


      The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, Federal Farm Credit Bank, Student Loan Marketing Association and the Tennessee Valley Authority. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

      The Fund's strategy includes a limitation to higher quality debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation or Moody's Investor's Services. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the manager will consider the size of the holding and the circumstances causing the lower rating before selling. The manager may hold a lower-rated security if there is reasonable cause to believe that holding it will be advantageous to the shareholders.


      At least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.






      Bonds will normally have a maturity of between three (3) months and five
(5) years when purchased. The average weighted maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.



      The investment strategy includes intent to hold most bonds to maturity and minimize trading unless average maturity considerations, changes in credit quality, market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. The Fund may increase or decrease its cash position depending on risk management and liquidity considerations.



      The Trust and any managers it employs may use Derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin.



      In deciding to buy, hold or sell a particular bond, the manager considers a number of factors. First, the manager considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the manager compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the manager will consider any call provisions. Fourth, the manager may consider the bond's price in relation to its maturity or call price. Fifth, the manager will consider any income tax effects of the transaction. Sixth, the manager will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

            The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.

            As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities; therefore, the longer the maturity, the greater the change in value when interest rates go up or down.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Income is affected when Interest Rates Change -- The dividend income per share could decrease when interest rates fall.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


      SELECTED PER-SHARE DATA YEAR END DECEMBER 31    2004      2003        2002         2001         2000
                                                    -------  ----------  -----------  -----------  ----------
Net Asset Value beg. of period                        9.85    $  11.02     $  10.62     $  10.43    $  10.09
                                                    ------    --------     --------     --------    --------
Net investment income                                 0.24        0.50         0.48         0.61        0.62
Net realized and unrealized gains on securities      (0.26)       0.15         0.40        (0.17)       0.31
                                                    ------    --------     --------     --------    --------
Total income from investment operations              (0.02)       0.65         0.88         0.78        0.93
                                                    ------    --------     --------     --------    --------
Dividends from net investment income                  (.31)      (0.86)       (0.48)       (0.58)      (0.59)
Distributions From capital gains                      (.12)       0.96         0.00        (0.01)       0.00
                                                    ------    --------     --------     --------    --------
Total Distributions                                  (0.43)      (1.82)       (0.48)       (0.59)      (0.59)
                                                                                        --------    --------
Net Asset Value, end of period                        9.40    $   9.85     $  11.02     $  10.62    $  10.43
Total Return (%)                                      -0.2%        5.9%         8.3%         7.5%        9.4%
                                                    ======    ========     ========     ========    ========
                   Ratios/Supplemental Data
Net Assets at end of period (in $1000's)               602    $    415     $   1630     $   1227    $    889
Ratio of Expenses to Average Net Assets (%) *         1.55%       1.21%        1.34%        0.81%       0.81%
Ratio of Net Investment Income to Average Net
Assets (%)                                            2.49%       4.57%        4.50%        5.73%       6.10%
Portfolio Turnover Rate                              86.65%       8.53%       19.70%       25.23%       7.74%



* Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

RISK/RETURN SUMMARY

Larger Company Stock Fund (LCSF)

A fund of funds in which the underlying investments are primarily common stocks of large companies and larger mid-cap companies.

GOAL: Growth with Some Income

PRINCIPAL INVESTMENT STRATEGIES:

      The Fund invests primarily in other mutual funds that invest in stocks of large and larger mid-sized companies. Open-end and closed-end mutual funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of over $3 billion.

      In terms of market composition, the majority of holdings are intended to represent primarily United States based large companies with market capitalization (size) of $5 billion or more. Some holdings will include larger mid-cap stocks having market capitalization between $3 billion and $5 billion. While some mutual funds owned by the LCSF may own some smaller companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%.

      A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

      Most mutual funds and stocks owned are expected to produce some dividend income.

TEMPORARY INVESTMENTS

      The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in stocks as described above.

MAIN RISKS:

      It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general stock market declines. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy stocks. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

      The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


2004       10.6%
2003       20.7%
2002      -18.1%
2001       -9.9%
2000       -2.7%


The Fund's highest and lowest quarterly returns during this time period were:

                                        Highest: 17.8% (quarter ending 12/31/98)
                                        Lowest: -14.98% (quarter ending 9/30/02)


Average Annual Total Returns
For the periods ended December 31, 2004



                                                       1 YEAR  3 YEARS  5 YEAR  LIFE*
                                                       ------  -------  ------  ------
STAAR LARGER COMPANY STOCK FUND (LCSF)
TOTAL RETURN BEFORE TAXES                              10.6%     3.0%    -0.8%   4.8%
Return After Taxes on Distributions (based on maximum
tax rates)                                             10.6%     3.0%    -1.1%   3.9%
Return After taxes on Distributions and Sale of Fund
Shares                                                  8.6%     2.6%    -0.4%   4.0%
S&P 500 Index 1   (Reflects no deductions for taxes,
fees or expenses)                                      10.9%     3.6%    -2.3%   7.4%
Morningstar Large Blend Fds Category Avg 2  (Reflects
no deductions for taxes, fees or expenses)             10.0%     2.9%    -1.8%   6.7%

*Since the Fund's public inception on 5/28/97.

1 The S&P 500 is a broad market index of the 500 largest companies in various market sectors. It is a market-capitalization weighted average which emphasizes the largest companies. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

2 The Morningstar Large Blend Funds Category is an average of the total returns of all funds tracked and categorized as such by Morningstar.


LINE GRAPH



            The following line graph shows the growth of $10,000 invested at public inception through 12/31/04.



LCSF Ending Value: $14,227             S&P 500 Stock Index: $16,005



FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/04.



Annual Operating Expenses (Includes maximum 12b-1 fees that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)



Management  Fees                      0.90%
Distribution (12b-1) Fees (1) *       0.25%
Other Expenses (2)                    0.98%
Total Annual Operating Expenses (3)   2.13%



* Expenses shown are the maximum that could have been charged. Actual 12b-1 Distribution Expenses were 0.06% in 2003. Actual Other Expenses were .98%. Therefore actual Total Operating Expenses were 1.94%.



(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. In the interest of controlling potential expenses, the Trustees entered an agreement with STAAR financial Advisors, Inc. in 2004 to provide specific services at a fixed percent of average daily net assets. For 2005 this agreement provides for shareholder and transfer agency services, daily accounting and bookkeeping and compliance services at a total of .38% annualized. The Trustees review this agreement annually.



(3) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the LCSF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the LCSF in 2004 was 0.96%.


EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.


YEAR 1      YEAR 3   YEAR 5  YEAR 10
 189         596     1,079    2,456


INVESTMENT STRATEGIES AND RELATED RISKS

      The Larger Company Stock Fund's objective is to produce long term growth of capital with some income by investing primarily in common stocks of U.S. based large and mid-sized companies, including other mutual funds that invest primarily in such stocks. Larger companies are defined as those having a market capitalization (size) of $3 billion or more.

      The majority of holdings are intended to represent primarily United States based large companies with market capitalization (size) of $5 billion or more. Some holdings will include larger mid-cap stocks having market capitalization between $3 billion and $5 billion. While some mutual funds owned by the LCSF may own some smaller companies, they are intended to be an incidental portion of the Fund's holdings.

      The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a mix of investment styles and portfolios that represent the broad stock market as opposed to any one index. From time to time open-end, closed-end as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value.

      In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

      A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

      The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

      In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.


      The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Trust and any managers it employs may use Derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin.


      The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.

      As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stocks have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an 'up" market.

Changing economic and political conditions -- The stock market and/or individual stocks can be adversely affected by changes in the economy or politics. Recessions, downturns in a particular industry or changes in tax or regulatory laws can cause share values of the Fund to decrease.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


    SELECTED PER-SHARE DATA
     YEAR END DECEMBER 31



                                                      2004          2003         2002         2001        2000
                                                   ---------     ---------    ---------    ---------    ---------
Net asset value beg. of period                        11.45      $   9.49     $  11.58     $  12.85     $  13.98
                                                   --------      --------     --------     --------     --------
Net investment income                                 (0.11)        (0.07)       (0.09)       (0.01)       (0.02)
Net realized and unrealized gains on securities        1.33          2.03        (2.00)       (1.26)       (0.32)
                                                   --------      --------     --------     --------     --------
Total income from investment operations                1.22          1.96        (2.09)       (1.27)       (0.34)
                                                   --------      --------     --------     --------     --------
Dividends from net investment income                   0.00          0.00         0.00         0.00         0.00
Distributions From capital gains                       0.00          0.00         0.00         0.00        (0.79)
                                                   --------      --------     --------     --------     --------
Total Distributions                                    0.00          0.00         0.00         0.00        (0.79)
                                                   --------      --------     --------     --------     --------
Net asset value, end of period                        12.67      $  11.45     $   9.49     $  11.58     $  12.85
Total Return (%)                                       10.6%         20.7%       (18.1)%       (9.9)%       (2.7)%
                                                   ========                   ========     ========     ========
             Ratios/Supplemental Data
Net assets at end of period (in $1000's)               5015      $   4086     $   2737     $   2843     $   2679
Ratio of expenses to average net assets (%) *          1.94%         1.69%        1.89%        0.99%        0.99%
Ratio of net investment income to average net
assets (%)                                             (.92)%       (0.71)%      (0.88)%      (0.11)%      (0.14)%
Portfolio turnover rate                               35.19%        46.31%       24.08%       16.09%       19.69%



* Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

RISK/RETURN SUMMARY

Smaller Company Stock Fund (SCSF)

      A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies.

GOAL: Long Term Growth

PRINCIPAL INVESTMENT STRATEGIES:

      The Fund invests primarily in other mutual funds in that invest in stocks of small-cap, micro-cap and smaller mid-sized companies. Open-end and closed-end mutual funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of under $3 billion.

            In terms of market composition, the majority of holdings are intended to represent primarily United States based small companies with market capitalization (size) of under $1 billion. Some holdings will include smaller mid-cap stocks having market capitalization between $1 billion and $3 billion. The Fund may also hold Micro-cap stocks having market capitalization of under $100 million. While some mutual funds owned by the SCSF may own some larger companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%.

            A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

TEMPORARY INVESTMENTS

            The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in stocks as described above.

MAIN RISKS:

            It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general stock market declines. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy stocks. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

      The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


2004        12.7%
2003        41.2%
2002       -17.5%
2001         0.9%
2000         1.1%



The Fund's highest and lowest quarterly returns during this time period were:


                                       Highest: 26.53% (quarter ending 12/31/99)
                                       Lowest: -19.34% (quarter ending 9/30/98)


Average Annual Total Returns
For the periods ended December 31, 2004



                                                          1 YEAR    3 YEARS  5 YEARS  LIFE*
                                                          -------   -------  -------  -----
STAAR SMALLER COMPANY STOCK FUND (SCSF)
TOTAL RETURN BEFORE TAXES                                  12.7%      9.5%     6.0%    9.9%
Return After Taxes on Distributions (based on maximum
tax rates)                                                 11.6%      9.2%     5.2%    8.9%
Return After taxes on Distributions and Sale of Fund
Shares                                                     10.4%      8.5%     5.6%    8.4%
Russell 2000 Index(1)  (Reflects no deductions for
taxes, fees or expenses)                                   18.3%     11.5%     6.6%   12.6%
Morningstar Small Co. Fds. Objective Avg.(2) (Reflects
no deductions for taxes, fees or expenses)                 16.1%      9.5%     6.2%   12.6%

*Since the Fund's public inception on 5/28/97.

1 The Russell 2000 Index is a broad index which consists of the 2000 smallest companies in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

2 The Morningstar Small Company Funds Objective Average is an average of the total returns of all funds tracked by Morningstar having that objective.


LINE GRAPH



            The following line graph shows the growth of $10,000 invested at public inception through 12/31/04.



SCSF Ending Value: $20,418                Russell 2000 Index: $18,843



FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/04.



Annual Operating Expenses (Includes maximum 12b-1 fees that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)


Management  Fees                     0.90%
Distribution (12b-1) Fees (1)        0.25%
Other Expenses (2)                   0.98%
Total Annual Operating Expenses (3)  2.13%


* Expenses shown are the maximum that could have been charged. Actual Distribution Expenses were .06% in 2003. Actual Other Expenses were .98%. Therefore actual Total Operating Expenses were 1.94%.



(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. In the interest of controlling potential expenses, the Trustees entered an agreement with STAAR financial Advisors, Inc. in 2004 to provide specific services at a fixed percent of average daily net assets. For 2005 this agreement provides for shareholder and transfer agency services, daily accounting and bookkeeping and compliance services at a total of .38% annualized. The Trustees review this agreement annually.



(3) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the SCSF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the SCSF in 2004 was 1.16%.


EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.


YEAR 1   YEAR 3   YEAR 5  YEAR 10
 224      705     1,236    2,813


INVESTMENT STRATEGIES AND RELATED RISKS

      The Smaller Company Stock Fund's objective is to produce long term growth of capital by investing primarily in common stocks of U.S. based small and mid-sized companies, including other mutual funds that invest primarily in such stocks. Smaller companies are defined as those having a market capitalization
(size) of less than $3 billion. "MicroCap" stocks with market capitalization of under $100 million may also be owned.

      The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a broadly diversified mix of investment styles and portfolios. From time to time open-end, closed-end as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value. Under normal conditions the Fund will invest at least 65% of its assets in these types of investments.

      In terms of investment styles, the fund will generally employ a mix of growth and value management, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

      A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

      The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

      In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.


      The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Trust and any managers it employs may use Derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin.


      The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.

      As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stocks have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Changing economic and political conditions -- The stock market and/or individual stocks can be adversely affected by changes in the economy or politics. Recessions, downturns in a particular industry or changes in tax or regulatory laws can cause share values of the Fund to decrease.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


  SELECTED PER-SHARE DATA
   YEAR END DECEMBER 31



                                                  2004       2003         2002        2001        2000
                                               ----------  ---------   ----------  ----------  ----------
Net asset value beg. of period                     14.53   $   10.29   $   12.47   $   12.54   $   13.86
                                               ---------   ---------   ---------   ---------   ---------
Net investment income                              (0.26)      (0.19)      (0.21)      (0.10)      (0.09)
Net realized and unrealized gains on
 securities                                         2.10        4.43       (1.97)       0.21        0.28
                                               ---------   ---------   ---------   ---------   ---------
Total income from investment operations             1.84        4.24       (2.18)       0.11        0.19
                                               ---------   ---------   ---------   ---------   ---------
Dividends from net investment income                0.00        0.00        0.00        0.00        0.00
Distributions from capital gains                    (.94)       0.00        0.00       (0.18)      (1.51)
                                               ---------   ---------   ---------   ---------   ---------
Total Distributions                                (0.94)       0.00        0.00       (0.18)      (1.51)
                                               ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                     15.43   $   14.53   $   10.29   $   12.47   $   12.54
Total return (%)                                    12.7%       41.2%      (17.5)%       0.9%        1.1%
                                               =========   =========   =========   =========   =========
             Ratios/Supplemental Data
Net assets at end of period (in $1000's)       $   5,551   $   4,592   $    2609   $    3048   $    2669
Ratio of expenses to average net assets (%) *       1.94%       1.66%       1.89%       0.99%       0.99%
Ratio of net investment income to average
 net assets (%)                                    (1.73)%     (1.66)%     (1.80)%     (0.81)%     (0.59)%
Portfolio turnover rate                            33.58%      45.72%      32.79%       4.31%       4.05%



* Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

RISK/RETURN SUMMARY

INTERNATIONAL FUND (INTF)

      A fund of funds investing primarily in stocks of companies in countries outside the United States, including emerging markets.

GOAL: Long term growth primarily through investments in international stocks.

PRINCIPAL INVESTMENT STRATEGIES:

      The Fund invests primarily in other mutual funds in that invest in stocks of foreign countries, including emerging markets.

      A strategic goal is to maintain a broad mix of countries and industries. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower exposure to geographical regions and/or industry sectors. Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks.

      In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

      Fund assets will be invested in foreign stocks or other mutual funds that hold predominantly foreign stock. Occasionally, a global fund having some U.S. investments may be included. The majority of the Fund's investments will be in the stocks of developed nations outside the United States.

      Emerging markets are considered an increasingly important component of the global economy. Therefore, the Fund's strategy includes ongoing investments in developing countries. The Fund may not invest more than 35% of the Fund's assets in emerging markets.

TEMPORARY INVESTMENTS

The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in international stocks as described above.

MAIN RISKS:

      It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general international stock market declines or if the markets in specific countries decline. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy specific securities, sectors or regions. Individual stocks or sectors can go down in value even when the general market is up. International markets present additional risks, including political and currency exchange risks. These risks can be greater in emerging markets. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

      The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


2004        18.9%
2003        31.9%
2002       -14.3%
2001       -17.2%
2000       -16.8%


The Fund's highest and lowest quarterly returns during this time period were:

                                       Highest: 21.33% (quarter ending 12/31/99)
                                        Lowest: -17.97% (quarter ending 9/30/02)


Average Annual Total Returns For the periods ended December 31, 2004



                                                         1 YEAR   3 YEARS   5 YEARS   LIFE*
STAAR International Fund (INTF)
Total Return Before taxes                                 18.9%    10.3%     -1.6%     3.0%
Return After Taxes on Distributions (based on maximum
tax rates)                                                18.9%    10.3%     -2.0%     2.3%
Return After taxes on Distributions and Sale of Fund
Shares
(Reflects tax savings on realized losses)                 15.9%     8.9%     -0.9%     2.4%
MSCI EAFE Index1 (Reflects no deductions for taxes,
fees or expenses)                                         20.3%    11.9%     -1.1%     4.9%
Morningstar Foreign Stock Fds. Category Avg.2
(Reflects no deductions for taxes, fees or expenses)      17.6%     9.4%     -2.9%     4.4%

1 The MSCI EAFE index is a broad international index widely accepted as a benchmark for international stock performance. It consists of an aggregate of 21 individual country indexes, which represent the major world, markets. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

2 The Morningstar Foreign Stock Funds Category Average is an average of the total returns of all funds tracked and categorized as such by Morningstar.

*Since the Fund's public inception on 5/28/97.


LINE GRAPH



            The following line graph shows the growth of $10,000 invested at public inception through 12/31/04.



INTF Ending Value: $12,507             EAFE International Index: $13,688



FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/04.



Annual Operating Expenses (Includes maximum 12b-1 fees that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)



Management  Fees                                              0.90%
Distribution (12b-1) Fees (1)                                 0.25%
Other Expenses (2)                                            0.98%
Total Annual Operating Expenses (3)                           2.13%



* Expenses shown are the maximum that could have been charged. Actual 12b-1 Distribution Expenses were .08% in 2004. Actual Other Expenses were .98%. Therefore actual Total Operating Expenses were 1.96%.



(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. In the interest of controlling potential expenses, the Trustees entered an agreement with STAAR financial Advisors, Inc. in 2004 to provide specific services at a fixed percent of average daily net assets. For 2005 this agreement provides for shareholder and transfer agency services, daily accounting and bookkeeping and compliance services at a total of .38% annualized. The Trustees review this agreement annually.



(3) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the INTF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the INTF in 2004 was 1.34%.



(4) Foreign taxes paid are not shown here.


EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.


YEAR 1    YEAR 3    YEAR 5    YEAR 10
 224       705      1,236      2,813


INVESTMENT STRATEGIES AND RELATED RISKS

      The International Fund's objective is to produce long term growth of capital by investing primarily in equity securities in markets outside the United States, including emerging markets.

      The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a mix of investment styles and portfolios that represent the broad international market, including small and developing countries. From time to time open-end and closed-end funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value. Large, mid-sized and small companies may be owned.

      In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

      A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

      The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style, region or industry sector as well as the risks inherent in having too few holdings.


      The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Trust and any managers it employs may use Derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin.

      In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

      The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.

      As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Securities -- Securities of entities located outside the U.S. involve additional risks that can increase the potential for losses. These include political changes and the fact that some countries may not require the same accounting and financial practices that are standard in this country. The fluctuation of foreign currencies against the dollar also can cause the value of an investment to decrease in dollar terms even if it does not fall in terms of its country's currency.

Emerging Markets -- While stock markets of smaller and developing countries offer excellent opportunities for growth, they also increase the potential for market volatility and investment losses due to political and economic turbulence.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


                SELECTED PER-SHARE DATA
                 YEAR END DECEMBER 31



                                                     2004        2003         2002        2001       2000
                                                  -----------  ----------  ----------  ----------  ----------
Net asset value beg. of period                         9.74    $    7.40   $    8.64   $   10.48   $   14.08
                                                  ---------    ---------   ---------   ---------   ---------
Net investment income                                 (0.06)        0.02       (0.09)       0.03        0.02
Net realized and unrealized gains on securities        1.91         2.33       (1.15)      (1.84)      (2.36)
                                                  ---------    ---------   ---------   ---------   ---------
Total income from investment operations                1.85         2.35       (1.24)      (1.81)      (2.34)
                                                  ---------    ---------   ---------   ---------   ---------
Dividends from net investment income                   0.00        (0.01)       0.00       (0.03)      (0.02)
                                                  ---------    ---------   ---------   ---------   ---------
Distributions from capital gains                       0.00         0.00        0.00       (0.00)      (1.24)
                                                  ---------    ---------   ---------   ---------   ---------
Total distributions                                    0.00         0.01        0.00       (0.03)      (1.26)
                                                  ---------    ---------   ---------   ---------   ---------
Net Asset Value, end of Period                        11.59    $    9.74   $    7.40   $    8.64   $   10.48
Total return (%)                                       18.9%        31.9%      (14.3)%     (17.2)%     (16.8%)
                                                  =========    =========   =========   =========   =========
             Ratios/Supplemental Data
Net assets at end of period (in $1000's)          $   4,033    $    3032   $    1675   $    1924   $    2108
Ratio of expenses to average net assets (%) *          1.96%        1.75%       1.90%       0.99%       0.99%
Ratio of net investment income to average net
 assets (%)                                            (.63)%       0.24%      (1.07)%      0.31%       0.15%
Portfolio turnover rate                               16.99%        29.1%      24.08%      15.74%      10.81%



** Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

RISK/RETURN SUMMARY

AltCat (Alternative Categories) Fund (ACF)

    A flexibly-managed, multi-asset global fund of funds investing primarily in assets which offer opportunities for growth of capital.

GOAL: Long term growth through broadly diversified global investments.

PRINCIPAL INVESTMENT STRATEGIES:

      The Fund's main strategy is to identify investment opportunities that will participate in long-term or short-term trends. The Fund may invest in any kind of investment security allowable under securities laws. Under normal conditions, at least 80% of the Fund's assets will be invested in other mutual funds or securities that may or may not fit the general asset allocation categories of the other Funds in the Trust (IBF, LTBF, LCSF, SCSF and INTF).

TEMPORARY INVESTMENTS

      The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest as described above.

MAIN RISKS:

      It is possible to lose money by investing in this Fund. Share values of the Fund can decrease in value if the U.S. stock markets or the markets in specific countries decline. Market values can fall for numerous reasons, including changing economic and political conditions, changes in currency values or simply because more investors have decided to sell than buy certain securities or categories of securities. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations. In addition, some countries are not as compliant as the U.S. regarding the Y2K computer problem, which could add some risk to this Fund.

PERFORMANCE:

BAR CHART & TABLE

      The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


2004        12.6%
2003        28.4%
2002       -15.8%
2001       -10.0%
2000         5.5%


The Fund's highest and lowest quarterly returns during this time period were:

                                       Highest: 14.94% (quarter ending 12/31/99)
                                        Lowest: -14.98% (quarter ending 9/30/02)


Average Annual Total Returns For the periods ended December 31, 2004



                                                       1 YEAR   3 YEARS   5 YEARS   LIFE*
                                                       ------   -------   -------   -----
STAAR ALTCAT FUND (ACF)
TOTAL RETURN BEFORE TAXES                               12.6%     6.8%      2.9%     4.7%
Return After Taxes on Distributions (based on maximum
tax rates)                                              12.6%     6.8%      2.6%     4.2%
Return After taxes on Distributions and Sale of Fund
Shares                                                  10.2%     5.8%      2.8%     3.9%
S&P 500 Index 1 (Reflects no deductions for taxes,
fees or expenses)                                       10.9%     3.6%     -2.3%     7.4%
Morningstar Multi-Asset Global Objective Avg. 1
(Reflects no deductions for taxes, fees or expenses)    11.7%     9.2%      4.3%     8.3%



*Since the Fund's public inception on 5/28/97.


1 The S&P500 is a broad index of the 500 largest companies in various market sectors. It is a market-capitalization weighted average which emphasizes the largest companies. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

2 The Morningstar Multi-Asset Global Funds Objective Average is an average of the total returns of all funds tracked by Morningstar having that objective. For purposes of this prospectus, this is the primary comparison index.


LINE GRAPH



            The following line graph shows the growth of $10,000 invested at public inception through 12/31/04.



ACF Ending Value: $14,135           S&P 500 Index: $15,984

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/04.



Annual Operating Expenses (Includes maximum 12b-1 fees that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)


Management  Fees                       0.90%
Distribution (12b-1) Fees (1)          0.25%
Other Expenses (2)                     0.98%
Total Annual Operating Expenses (3)    2.13%


* Expenses shown are the maximum that could have been charged. Actual Distribution Expenses were ..08% in 2004. Actual Other Expenses were .98%. Therefore actual Total Operating Expenses were 1.96%.



(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. In the interest of controlling potential expenses, the Trustees entered an agreement with STAAR financial Advisors, Inc. in 2004 to provide specific services at a fixed percent of average daily net assets. For 2005 this agreement provides for shareholder and transfer agency services, daily accounting and bookkeeping and compliance services at a total of .38% annualized. The Trustees review this agreement annually.



(3) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the ACF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the ACF in 2004 was 1.15%.



(4) Foreign taxes paid are not shown here.


EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.


Year 1       Year 3    Year 5     Year 10
 224           705      1,236      2,813


INVESTMENT STRATEGIES AND RELATED RISKS

      The AltCat Fund's objective is to produce long term growth of capital through broadly diversified global investment in securities that have the potential to participate in long-term or short-term trends. The projected increase in demand for energy by developing nations is an example of a long-term trend.

      The Fund may invest in any kind of domestic or foreign security allowable under securities laws.

      Mutual funds are owned by the ACF. They are chosen to provide a variety of investment styles and portfolios. Open-end and closed-end funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Large, mid-sized and small companies may be owned. The Fund may also purchase bonds, real estate investment trusts (REITs), mortgage securities preferred stocks, convertible securities and precious metals. Investments are chosen to provide a mix of investment styles and portfolios that represent a broad global investment market as opposed to any one market or index.

      In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

      A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

      The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.


      The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Trust and any managers it employs may use Derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin.


      In deciding to buy, hold or sell a particular security or mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. A fund and its manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund fails to perform up to expectations, it may be sold. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

      The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.

      As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Securities -- Securities of entities located outside the U.S. involve additional risks that can increase the potential for losses. These include political changes and the fact that some countries may not require the same accounting and financial practices that are standard in this country. The fluctuation of foreign currencies against the dollar also can cause the value of an investment to decrease in dollar terms even if it does not fall in terms of its country's currency. To the extent that an investment is concentrated in a particular country or region, risk can be amplified.

Emerging Markets -- While stock markets of smaller and developing countries offer excellent opportunities for growth, they also increase the potential for market volatility and investment losses due to political and economic turbulence.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Debt Instruments -- To the extent that the Fund invests in any debt instruments, such investments would entail the risks associated with those instruments, including changes in interest rates, default risk and credit rating changes.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


                                                     2004         2003         2002         2001        2000
                                                  ----------   ----------   ----------   ----------   ----------
SELECTED PER-SHARE DATA YEAR END DECEMBER 31
Net asset value beg. of period                        11.77    $    9.17    $   10.89    $   12.29    $   12.35
                                                  ---------    ---------    ---------    ---------    ---------
Net investment income                                 (0.14)       (0.10)       (0.10)       (0.01)        0.01
Net realized and unrealized gains on securities        1.62         2.70        (1.62)       (1.22)        0.69
                                                  ---------    ---------    ---------    ---------    ---------
Total income from investment operations                1.48         2.61        (1.72)       (1.23)        0.70
                                                  ---------    ---------    ---------    ---------    ---------
Dividends from net investment income                   0.00         0.00         0.00         0.00        (0.01)
Distributions from capital gains                       0.00         0.00         0.00        (0.17)       (0.75)
                                                  ---------    ---------    ---------    ---------    ---------
Total distributions                                    0.00         0.00         0.00        (0.17)       (0.76)
                                                  ---------    ---------    ---------    ---------    ---------
Net Asset Value, end of Period                        13.25    $   11.77    $    9.17    $   10.89    $   12.29
Total return (%)                                       12.6%        28.4%       (15.8)%      (10.0)%        5.5%
                                                  =========    =========    =========    =========    =========
     Ratios/Supplemental Data
Net assets at end of period (in $1000's)          $   2,956    $    2266    $    1080    $    1094    $     958
Ratio of expenses to average net assets (%) *          2.01%        1.77%        1.88%        0.99%        0.99%
Ratio of net investment income to average net
 assets (%)                                           (1.18)%      (0.97)%      (0.97)%      (0.08)%       0.04%
Portfolio turnover rate                               28.58        33.19%       18.61%        0.00%        5.11%



* Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

INFORMATION COMMON TO ALL OF THE FUNDS

MANAGEMENT

      STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager of each Fund and has been primarily responsible for all Funds' day-to-day management since inception. Mr. Weisbrod's experience includes management of these Funds since private inception on 4/4/96. He has been President and CEO of SFA since 1993, providing financial planning and investment advisory services to individual and corporate clients. He has also been a registered securities representative since 1983. His broker-dealer affiliation since7/1/98 has been with Olde Economie Financial Consultants. Additional information is provided in the Statement of Additional Information
(SAI), which may be obtained from Shareholder Services.

      As provided in the Advisory Agreement, SFA also provides other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, data entry and bookkeeping.


      The Funds paid the following fees to the Advisor in 2004 as a percentage of average net assets:



              GBF        STBF       LCSF       SCSF       INTF       ACF
2004 Fees     .62%       .60%       .90%       .90%       .90%       .90%



      Management fees for the GBF and STBF in 2004 reflect reduced fees under an amendment to the Advisory Agreement approved by the Board of Trustees on November 10, 2004. Fees will be .50% of average net assets for GBF and .40% of average net assets for STBF.


      Management's discussion of Fund Performance may be found in the Annual and Semiannual Reports to Shareholders. These may be obtained from Shareholder Services.

Fund History

      The six Trust Funds were instituted as a private Pennsylvania business trust on 2/28/96. Investment operations began on April 4, 1996. The Trust's public operations began effective May, 28, 1997. Investment operations, including the Funds' investment management, existed in the same way before and after May 28, 1997. Information regarding operations prior to May 28, 1997 can be obtained from Shareholder Services.

Fund of Funds

      The Fund of Funds approach provides broader diversification of holdings as well as managers. However, owning other mutual funds within some of its Funds generally results in greater expenses for those Funds than if they held individual securities only. (See footnote 4 under Fees and Expenses in the RISK/RETURN SUMMARY of the LCSF, SCSF, INTF and ACT.) Normally, this does not apply to the bond funds (IBF and LTBF); while they are not prohibited from doing so, they generally do not hold other mutual funds.

SHAREHOLDER INFORMATION

HOW FUND SHARES ARE PRICED

      The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

      The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

      The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

BUYING SHARES

By Mail

      You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

      Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund. Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

      Your representative can help you with forms and the processing of your check.

By Wire

      Call Shareholder Services for availability and instructions.

By Payroll Deduction

      You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

MINIMUM INITIAL INVESTMENT


Regular Accounts: $2,500 to the entire Trust, which may be split among the Funds subject to a $500 minimum per Fund. The $2,500 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.


IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

      You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

      Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

      You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

      Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

EXCHANGING SHARES

      You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

      You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

      -     You are selling more than $40,000 worth of shares.

      - You want to have proceeds paid to someone who is not a registered owner.

      - You want to have the proceeds sent to an address other than the address of record or a pre-authorized account.

      - You have changed the address on your account by phone within the last 15 days.

      You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

      Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day. The trust reserves the right to impose earlier order deadlines and restrict the size of trading amounts for certain institutional, broker/dealer trading "platforms" and "market timers" where such activities, in the judgment of the Manager(s), might adversely affect the orderly operations of the Funds or otherwise adversely affect share values of the majority of shareholders.

      Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

      If you want to sell shares recently purchased by check or bank draft, your distribution may be held until your check or draft has cleared, which could take up to fifteen days from the purchase date.

      INVESTOR SERVICES

DISTRIBUTION OPTIONS

      You may choose one of the following options when you open your account. You may change your option at any time by notifying us in writing.

      -- Dividends and capital gains distributions are reinvested in additional shares. (This option will be assigned if no other option is selected.)

      -- Dividends and short-term gains in cash and long-term capital gains reinvested in additional shares.

      --    Dividends and capital gain distributions in cash.

Automatic Exchanges

      You may request automatic monthly exchanges from one Fund to another. The minimum is $100 per Fund.

Systematic Withdrawal Plan

      You may request automatic monthly withdrawals from a Fund. The minimum withdrawal amount is $100 per month per Fund.

TAX CONSEQUENCES

      For federal income tax purposes, distributions of investment income (including dividends that are not qualified dividends and short-term gains) are taxable as ordinary income. Qualified dividends and long-term capital gain distributions are eligible for reduced income tax rates. Investments in foreign securities may be subject to foreign withholding taxes. Distributions are taxable even if reinvested unless the account is a qualified retirement plan. You should consult your tax advisor regarding the effect of any investment on your taxes.

      An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Statements and Reports

      You will receive activity confirmations and statements that show your account transactions. You will also receive the Trust's Annual and Semi-annual Reports. Duplicate statements to an advisor may be requested.

                                    POLICIES:

Fees for Special Services

      The Trust may charge a reasonable fee to your account for certain special services, such as wire redemption, special mailing requests and producing historical records.

DISTRIBUTION ARRANGEMENTS

      The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Time Limits For Crediting Purchases, Exchanges And Redemptions

      Orders received in proper order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

Accounts With Low Balances

      The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

Changes in Investment Minimums

      At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

Joint Accounts

      Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

Right to Reject Orders

      The Trust reserves the right to reject purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request or where the order involves actual or potential harm to the Trust. Potential harm could be caused by excessive orders during periods of market volatility or by large redemption or exchange orders that adversely affect the Fund's ability to manage its assets. The Trust may also impose limitations on the size and frequency of exchanges to protect Shareholders from potential adverse effects of market timing.

BROKERAGE ALLOCATION

      The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2004 100% of such commissions were received by Olde Economie Financial Consultants, Ltd. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. Such an arrangement existed during the past fiscal year with Andre Weisbrod.

PAGE 22 (Outside Back Cover)

Where to Learn More

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services: STAAR Financial Advisors, Inc. 800/332-7738 PIN 3371

E-mail Address: staar@iname.com

Web Site: www.staarfunds.com

Statement of Additional Information (SAI)

      You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

      Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

      The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services. Call 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

      The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room: 800-SEC-0330

Item 10 - COVER PAGE AND TABLE OF CONTENTS

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                           THE STAAR INVESTMENT TRUST


      General Bond Fund (GBF)
      Short-Term Bond Fund (STBF)
      Larger Company Stock Fund (LCSF)
      Smaller Company Stock Fund (SCSF International Fund (INTF)
      AltCat Fund (ACF)


                             604 McKnight Park Drive
                              Pittsburgh, PA 15237
                                 (412) 367-9076


      This Statement of Information is not a prospectus. It relates to the Prospectus of the Staar Investment Trust (the "Trust") dated May 1, 2005, as supplemented from time to time.



      This Statement of Additional Information should be read in conjunction with the Prospectus. The Trust's Prospectus can be obtained by writing to the Trust at the above address or by telephoning the Trust at 1-800-33ASSET, P.I.N. 3370.



The prospectus and annual/semi-annual reports may be incorporated into this SAI by reference.



                                Date: May 1, 2005

THE STAAR INVESTMENT TRUST
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

                                                                         PAGE
                                    PART B:

General Information And History                                            1

Description of the Funds and Their Investments and Risks                   1

Management of the Funds                                                    3

Control Persons and Principal Holders
  of Securities                                                            4

Investment Advisory and Other Services                                     4

Brokerage Allocation and Other Practices                                   4

Purchase, Redemption and Pricing of Securities Being Offered               5

Tax Status                                                                 5

Calculation of Performance Data                                            6

Other Information                                                          7

Financial Statements                                                       8

                                     PART C

Other Information                                                         22

Item 12 - HISTORY

      The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

Item 12 - DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

      As described in the prospectus, the Trust consists of six series Funds, each of which has its own objectives, policies and strategies designed to meet different investor goals. The information below is provided as additional information to that already provided in the prospectus.


      The Funds are:
                        General Bond Fund (GBF)
                        Short Term Bond Fund (STBF)
                        Larger Company Stock Fund (LCSF)
                        Smaller Company Stock Fund (SCSF
                        International Fund (INTF)
                        AltCat Fund (ACF)


      Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies provide, in addition to those listed in the prospectus, as follows:

      (1) No Fund of the Trust issues different classes of securities or securities having preferences of seniority over other classes.

      (2) The Trust will not engage in Short Sales (borrowing stock from someone else and selling it in anticipation of the price going down, at which time it is repurchased and returned to the lender). However it is possible that managers of other open or closed end funds owned by a Trust Fund may employ short sales.

      (3) The Trust will not purchase securities with borrowed money (or margin). The Trustees can make limited purchases of shares of other mutual funds that utilize margin purchases provided that the total exposure to margin in any of the Trust's Funds does not exceed 5% of net asset values. In general, the policy of the registrant is to avoid debt. It will not borrow money, except where it would become necessary to allow the Trust to maintain or improve its day-to-day operations in the interest of Fund shareholders. For that purpose, the Trust may obtain a line of credit or obtain specific financing from a bank, other financial institution or individual(s).

      (4) The Trust will not act as an underwriter of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a statutory underwriter for the purposes of the Securities Act of 1933.

      (5) Except for investments in the mutual fund or Investment Company industry, the Funds will not make investments that will result in a concentration (as that term is defined in the 1940 act or any rule or order under that Act) of its investment securities of issuers primarily in the same industry; provided that this restriction does not limit the investment of the fund assets in obligations issued or guaranteed by the U.S. Government, its agencies or in tax-exempt securities or certificates of deposit.

      (6) The purchase of real estate is permitted in the AltCat (ACF) Fund. The majority of any real estate holdings, if any, will be in Real Estate Investment Trust (REITs) and / or real estate-oriented mutual funds, thereby preserving a high degree of liquidity that is not possible with other forms of real estate ownership. However, if a special situation arises which the Trustee considers to be advantageous to the Fund, a real estate asset with limited liquidity may be owned as long as it does not exceed five percent (5%) of the total value of the Fund at the time of purchase. If other assets decline in value so as to force such an asset to exceed five percent (5%), the Trustees will attempt to sell the asset if a favorable price can be obtained. However, if it is not in the best interest of the shareholders the Trustee may delay such sale until a more favorable time.

      The purchase of real estate mortgage loans is permitted in the Bond Funds (IBF and LTBF) and the AltCat Fund (AFC). Such mortgages will generally be in government agency backed loans such as GNMA ("Ginnie Mae") loans. However, a minority of mortgage securities owned by a Fund may be in non-government agency backed loans.

      (7) Commodities and Precious Metals or securities and contracts deriving their value from Commodities and Precious Metals may be purchased only in the AltCat Fund and not in the other Funds.

      (8) Trust Funds may not loan cash or portfolio securities to any person. However, this does not prevent managers of other mutual funds owned by a fund from making such loans within their portfolios.

      (9) The Trust and any managers it employs may use Derivatives, which are financial instruments which derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

      The writing of Put and Call options are permitted by the Trust and any managers it may employ. However, the use of such options is to represent a minority of any managers activity, and will be employed in a conservative manner to protect a profit or offset losses in the event of projected significant price reductions. The Trustees or a manager employed by them may purchase a Put, which provides the right to sell a security to another party at a predetermined price within a period of time. Similarly a Call option may be purchased which provides the right to purchase a security at a predetermined price within a period of time. A Call option may also be sold to another party. Such options will be "covered", meaning the Fund owns an amount of the underlying security equal to or greater than the amount of the security represented in the option. Put options will not be sold because, in the Advisor's opinion, they expose a Fund to additional risk, which The Trustees wish to avoid. Similarly, options based upon indexes or other assets, such as commodities, may be purchased to protect a portfolio, but not sold where a Fund would be required to pay cash to another party based upon a future price change. Any mutual funds owned by a Fund will be screened to determine if such mutual funds' policies on options, futures, margin or other strategies differ greatly from that of the Trust; however, the Trustees will not be able to control the use of such strategies by mutual funds. Therefore, at any given time a Fund's risk could be increased to the extent managers of other mutual funds employ these kinds of strategies in a manner inconsistent with the Trust's policies.

      (10) The Funds may take temporary investment positions when the manager(s) believes the market or economy is experiencing excessive volatility or when such volatility is considered a significant risk. These investments may include, but are not limited to, cash and cash equivalents, money market instruments or funds and U.S. Treasury obligations. Under such circumstances the Fund(s) may be unable to pursue their investment goals.

      (11) There are no restrictions regarding portfolio turnover. While the trust recognizes that a higher portfolio turnover will, in most cases, increase expenses, there are times when a high turnover may be justified, either to protect a portfolio against certain kinds of risks or to take advantage of opportunities presented by market conditions. In general, the Trust's objective is to keep expenses, and, therefore, turnover, as low as possible. This objective will be considered when screening other mutual funds for possible inclusion in a Fund's portfolio.

      The Trust has certain non-fundamental policies which may be changed by the Trustees. Among these are the following:

      1) No Fund may invest in securities for the purpose of exercising control over or management of an issuer; or

      2) purchase securities of a closed-end or other investment company where the shares are not registered in the United States pursuant to applicable securities laws.

      3) The Fund portfolios shall each not invest more than 10% of the value of its respective total assets in illiquid securities or other illiquid assets.

Item 13 - MANAGEMENT OF THE FUNDS

      Trustees

      The board of trustees is responsible for providing and overseeing management, operations and shareholder services for the Funds under the applicable laws of the commonwealth of Pennsylvania. The board generally meets quarterly to review Fund operations, performance and any appropriate issues and to take action as needed.


           NAME              POSITION HELD     PRINCIPAL OCCUPATION(S)
         & ADDRESS          WITH REGISTRANT      DURING PAST 5 YEARS
    J. Andre Weisbrod     Trustee, Chairman   President,STAAR
    2508 Riva Ridge Ct.                       Financial Advisors, Inc.
    Wexford, PA 15090                         (Investment Advisor to
    Age 53                                    the Trust)

    Jeffrey A. Dewhirst   Trustee, Secretary  Investment Banker
    509 Glen Mitchel Rd.  Independent         Principal, Dewhirst
                          Director
    Sewickley, PA 15143                       Capital Corporation
    Age 53

    Thomas J. Smith       Trustee             Advertising/Marketing Consultant
    736 Beaver St.        Independent         Capmasters, Inc.
                          Director
    Sewickley, PA 15143                       (A marketing firm)
    Age 64                                    Pittsburgh, PA

    Richard Levkoy        Trustee             Accountant
    1122 Church St.       Independent
                          Director
    Ambridge, PA 15003
    Age 50



On February 17, 2005, John H. Weisbrod resigned as a board member and was conferred "emeritus" status.



Compensation



      Each Trustee was compensated as follows in 2004.
         $ 500 Quarterly for Board Meetings and other service connected with the Board.
         $ 100 Quarterly for serving as Chairman or on a committee. Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.


Indemnification

        The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.


      As a group, the board and officers of the Trust owned Fund Shares as follows:



Fund  % Owned
GBF    1.11%
STBF   3.99%
LCSF   1.99%
SCSF   1.91%
INTF   1.84%
ACF    1.99%

Item 14 - CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES There are no Control Persons or Principal Holders to report.

Item 15 - INVESTMENT ADVISORY AND OTHER SERVICES


            The Advisor to the Trust is STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237. The President and principal owner of SFA is J. Andre Weisbrod. He is also on the Board of Trustees of the STAAR Investment Trust. Rick Katterson and John Toth, who are owners of an affiliated broker-dealer , Olde Economie Financial Consultants, Ltd., also own 5% or more of the Advisor.



            Fees to be paid to the Advisor by terms of the Advisory Agreement (including "management-related service contract" provisions) are as follows: The Trust will pay the Advisor a fee based on the average daily assets in each Fund monthly as follows:



      Monthly Rate*  Annualized*  2002 Amount Paid  2003 Amount Paid  2004 Amount Paid
GBF      .0525%         .63%           24,021            24,964           16,318
STBF     .0600%         .72%           10,531             6,311           2,627
LCSF     .0750%         .90%           26,186            28,088           40,721
SCSF     .0750%         .90%           26,582            29,407           45,042
INTF     .0750%         .90%           17,172            19,162           31,343
ACF      .0750%         .90%           10,219            13,611           23,661



      *These are maximum fees and are accrued daily and paid at the closing of the last business day of the month.



            Note: Advisory fees for the GBF and STBF Funds were changed by an amendment to the Advisory agreement on November 10, 2004. The annual rate for the GBF is now .50% and for the STBF .40%.


      Under the Advisory Agreement and fees listed above, SFA also provides, directly or indirectly, and pays for other services. These include transfer agency, shareholder services, custody services, fund accounting, compliance, printing, advertising and general overhead.

      Item 15 E: Other Investment Advice. Beginning in 2002, the Advisor engaged Rick Katterson, CEO of Olde Economie Financial Consultants, Ltd., to regularly provide information and recommendations pertinent to the Trust's investment strategies. Mr. Katterson provides technical analysis, macroeconomic insights and consultation regarding specific investment vehicles. He does not have trading authority. The Advisor has compensated Mr. Katterson with stock options in the Advisor company.

TRANSFER AND DIVIDEND-PAYING AGENT

      STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237.

CUSTODIAN

      The Trust Company of Sterne, Agee & Leach, Inc., 800 Shades Creek Pkwy, Suite 125, Birmingham, AL 35209


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     Carson & Co., LLC, 201 Village Commons, Sewickley, PA 15143

Item 16 - BROKERAGE ALLOCATION AND OTHER PRACTICES

            Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

            It is anticipated that the Trust will use Mr. J. Andre Weisbrod, President of the Advisor, as a broker for a portion of the Trust's transactions. It is anticipated that, over time, the fees paid by the Trust to the Advisor may be less due to Mr. Weisbrod's ability to receive income from a portion of the Trust's transactions, including 12b-1 fees paid by some mutual funds owned by Trust Funds. Mr. Weisbrod is currently affiliated as a registered representative with Olde Economie Financial Consultants, Ltd. 511 State St., Baden, PA 15005. Prior to 7/1/98 he was affiliated with Hornor Townsend & Kent, 600 Dresher Rd., STE C2C, Horsham, PA 19044.

            The criteria for selection of broker-dealers will include convenience, reasonableness of commissions, availability and selection of securities (i.e mutual fund selling agreements, bond inventories and access to exchanges), and value-added services provided (i.e. research and reports). At least once every two years, commission structures will be compared with at least two representative firms, including a full-service brokerage and a discount brokerage not currently used by the Trust. If the Trustees determine that any broker(s) currently used are not reasonable with regard to price and service, a change of such brokers will be made unless more favorable arrangements can be obtained.


Brokerage Commissions Paid



Fund               Broker-Dealer                 2000   2001   2002   2003   2004  % of Comm Pd 2004
----  ----------------------------------------  -----  -----  -----  -----  -----  -----------------
GBF   Olde Economie Financial Consultants, Ltd    300  2,362  1,898  3,732  1,016        100%

STBF  Olde Economie Financial Consultants, Ltd    200    850    610    685    610        100%

LCSF  Olde Economie Financial Consultants, Ltd  9,615  4,189  7,694  2,026  9,143        100%

SCSF  Olde Economie Financial Consultants, Ltd  5,117  4,531  2,666  1,808  9,682        100%

INTF  Olde Economie Financial Consultants, Ltd  7,206  3,304  2,450  1,646  7,843        100%

ACF   Olde Economie Financial Consultants, Ltd    934  2,242  1,600  1,544  5,600        100%


NOTE: Commissions and payments to broker-dealers are estimated. Certain bonds may have been purchased where amounts are not available on confirmation statements or they are built into the initial offerings. 12b-1 "trailer" fees to broker-dealers are estimates only because they are reported by funds in groups not broken down by client. 12b-1 fees paid by underlying mutual funds owned by the Trust generally do not result in an increase in cost to the STAAR Funds' shareholders. Since the Advisor makes every effort to purchase all underlying mutual funds at net asset value, the STAAR Investment Trust Funds would have paid the same price for such mutual funds whether 12b-1 commissions were paid to a broker dealer or not.

      12b-1 Plan

      Effective September 3, 1998 the Trust has adopted a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board of trustees and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect.

      Among the activities to which 12b-1 expenses may be allocated are advertising, printing and mailing prospectuses to non-shareholders and compensation to broker-dealers for sales of shares and services to the Trust and shareholders. 12b-1 expenses may not exceed .25% of a Fund's average net assets annually. Any 12b-1 fees paid by the Trust, as a percentage of net assets, for the previous year are listed In the prospectus under "Trust Expenses". Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Security Dealers, Inc.

Item 17 - CAPITAL STOCK AND OTHER SECURITIES

      There is only one class of shares issued by the trust. Each share has equal rights regarding voting, distributions and redemptions. Rights cannot be modified other than by a majority vote of shares outstanding.

Item 18 - PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

            Detailed information on Purchase and Redemption of Shares as well as Pricing is included in the Prospectus. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

Item 19 - TAX STATUS

            The series Funds within the Trust intend to qualify as management investment companies for purposes of Subchapter M of the Internal Revenue Code and expect to be treated as a regulated investment company for income tax purposes.

Item 20 - UNDERWRITERS

     There are no underwriters of the Funds.

Item 21 - CALCULATION OF PERFORMANCE DATA

            Each Fund's performance will be calculated on a Total Return basis, which is the sum of any income paid and any realized or unrealized gain or loss of principal. From time to time, the Funds may publish their average total returns for periods of time. The formula for calculating such returns is as follows:

                                 P(1 + T)n = ERV
        where:

          P = a hypothetical initial payment of $10,000

          T = average annual total return

          n = number of years

          ERV = ending redeemable value of a hypothetical $10,000 payment made at the beginning at the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portions thereof) Other time periods may be used from time to time.

            Dividends and capital gains are assumed to be reinvested.


          Total Return Performance Since May 28, 1998 Public Inception



                                GBF        STBF        LCSF        SCSF        INTF         ACF
Payment                     $  10,000   $  10,000   $  10,000   $  10,000   $  10,000   $  10,000
Av. Annualized Tot Ret            5.4%        6.0%        4.8%        9.9%        3.0%        4.7%
Years: 5/28/97 to 12/31/04       7.59        7.59        7.59        7.59        7.59        7.59
 Ending Value               $  14,934   $  15,565   $  14,225   $  20,418   $  12,508   $  14,136


Where Yield is calculated, the following formula is used:

                       YIELD = 2*[(((a-b)/cd) + 1) carrot 6 - 1]

         where:

         a = dividends and interest earned during the period.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period.


            Yield Calculation 30 Days Ended 12/31/2004



                                   IBF     LTBF      LCSF       SCSF      INTF       ACF
Divs & Int Earned                10,231    1,805    22,362      8,245    40,085    15,403
 Expenses  Accrued                2,364      543     7,347      7,183     5,779     4,275
Avg. Shrs. Outstanding          226,836   63,330   395,136    339,536   347,131   222,422
 Max Offer price end of Period    10.45     9.40     12.67      15.43     11.59     13.25

   SEC 30 Day Yield                4.02%    2.56%     3.63%      0.24%    10.46%     4.58%



NOTE: Since the LCSF, SCSF, INTF and ACF tend to receive most of their income in December, the 30 day yields may overstate the annualized yields.

      OTHER INFORMATION

      The Prospectus and this Statement of Additional Information do not contain all of the information contained in the Trust's registration Statement. The Registration Statement and its exhibits may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

      Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any agreement or other document referred to are not necessarily complete and reference is made to the copy of the agreement or document filed as an exhibit to the Registration Statement for their complete and unqualified contents.

Item 22 - FINANCIAL STATEMENTS


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and Trustees
Staar Investment Trust



We have audited the statements of assets and liabilities, including the schedules of investments, of Staar Investment Trust (comprising, respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 2004, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for the periods indicated. These financial statements and selected per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Staar Investment Trust, as of December 31, 2004, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their selected per share data and ratios for the periods indicated, in conformity with U.S. generally accepted accounting principles.



Carson & Co, LLC
Sewickley, Pennsylvania
February 2, 2005

                             STAAR INVESTMENT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004



                                                   GBF         STBF       LCSF        SCSF        INTF         ACF
             ASSETS
Investments in Securities at Value Identified   2,332,520     599,240   5,015,611   5,552,268   4,033,859   2,956,027
Interest Receivable                                32,901       3,282         144          82          91         142
                                                ---------     -------   ---------   ---------   ---------   ---------
                TOTAL ASSETS                    2,365,421     602,522   5,015,755   5,552,350   4,033,950   2,956,169
                                                ---------     -------   ---------   ---------   ---------   ---------

                 LIABILITIES

Accounts Payable for Securities                         0           0           0           0           0           0
Accounts Payable - Other                            1,071         191       1,086       1,200         870         639
                                                ---------     -------   ---------   ---------   ---------   ---------
              TOTAL LIABILITIES                     1,071         191       1,086       1,200         870         639
                                                ---------     -------   ---------   ---------   ---------   ---------

                 NET ASSETS                     2,364,350     602,331   5,014,669   5,551,150   4,033,080   2,955,530
                                                =========     =======   =========   =========   =========   =========

Shares of Beneficial Interest Outstanding         226,305      64,049     395,813     359,710     348,046     223,143
Net Asset Value Per Share                           10.45        9.40       12.67       15.43       11.59       13.25



NOTE: The accompanying notes are an integral part of these financial statements.

  1  GENERAL BOND FUND Portfolio Valuation Date 12/31/2004



                                                  SHARES OR
                                                  PRINCIPAL                                                           UNREALIZED
                    POSITION                       AMOUNT      UNIT COST   PRICE      COST         VALUE    PERCENT   GAIN/(LOSS)
-----------------------------------------------   ---------    ---------   ------   ---------    ---------  -------   ----------
CASH & EQUIVALENTS
      Northside Bank 12b-1 Cash
                                                     8,297         1.00      1.00       8,297        8,297     0.4%         0
      Trust Company STAAR Accessor US Gov't
                                                       (91)        1.00      1.00         (91)         (91)    0.0%         0
      ProFunds Money Market Srv
                                                    54,283         1.00      1.00      54,283       54,283     2.3%         0
                                                   -------       ------    ------   ---------    ---------   -----     ------
                    SUBTOTAL                                                           62,489       62,489     2.7%         -

GOVERNMENT AGENCY OBLIGATIONS
       Fed Nat'l Mtg Assoc 3.66 4/30/08 c'04
                                                   200,000       100.30     99.90     200,606      199,800     8.6%      (806)
       Fed Nat'l Mtg Assoc 5.125 4/22/13 c'04
                                                    50,000       101.71    100.40      50,857       50,200     2.2%      (657)
       Fed Nat'l Mtg Assoc 2.625 10/01/07 c'05
                                                   175,000        99.55     97.89     174,215      171,308     7.3%    (2,908)
       Fedl Farm Cr Bank 5.35 due 12/11/08
                                                   115,000        99.33    105.85     114,229      121,728     5.2%     7,499
       Fedl Home Ln Bank Bond 5.355 1/05/09
                                                    50,000        97.70    106.09      48,850       53,045     2.3%     4,195
       Fedl Home Ln Bank Bond 5.785 4/14/08
                                                    50,000       101.35    106.82      50,673       53,410     2.3%     2,737
       Fedl Home Ln Bank Bond 3.17 9/11/07 c'04
                                                   125,000       100.08     99.29     125,096      124,113     5.3%      (984)
       Fedl Home Ln Bank Bond 3.82 6/01/07 c'05
                                                   150,000       100.91    100.36     151,368      150,540     6.5%      (828)
       Fedl Home Ln Mtg Corp Deb 5.125 10/15/08
                                                   130,000        99.03    105.21     128,738      136,773     5.9%     8,035
       Fedl Home Ln Mtg Corp Deb 5.25 1/15/06
                                                    80,000       100.22    102.14      80,178       81,712     3.5%     1,534
                                                   -------       ------    ------   ---------    ---------   -----     ------
                    SUBTOTAL                                                        1,124,810    1,142,629    49.0%    17,819

CORPORATE OBLIGATIONS
       AOL Time Warner 6.125 4/15/06
                                                    50,000       102.47    103.54      51,237       51,770     2.2%       533
       AT&T Corp 7.0 due 5/15/05
                                                    50,000       102.13    101.75      51,063       50,875     2.2%      (188)
       Bank One Corp 6.875 8/01/06
                                                    40,000       102.27    105.52      40,908       42,208     1.8%     1,300
       Capital One Bank 6.875 2/1/06
                                                   100,000       101.16    103.73     101,158      103,730     4.4%     2,572
       CIT Group 6.5 2/7/06
                                                   100,000       101.26    103.51     101,264      103,510     4.4%     2,246
       CP&L Energy 5.95 3/01/09
                                                    50,000        98.57    106.85      49,286       53,425     2.3%     4,139
       Duke Capital Corp 6.25 7/15/05 NC
                                                   100,000       100.69    101.65     100,693      101,650     4.4%       957
       Ford Motor Cr 7.75 due 2/15/07
                                                   100,000       101.45    106.22     101,452      106,220     4.6%     4,768
       Ford Motor Cr 7.5 3/15/05
                                                   150,000       100.98    100.85     151,473      151,275     6.5%      (198)
       GMAC 4.375 12/10/07
                                                     5,000       100.97     98.59       5,049        4,930     0.2%      (119)
       Haliburton 6.0 8/1/06
                                                   100,000       101.11    103.56     101,108      103,560     4.4%     2,452
       Hertz Corp 6.625 5/15/08
                                                    50,000       101.03    104.94      50,513       52,470     2.2%     1,957
       Household Finl. Corp 5.875 2/1/09
                                                    50,000       100.79    106.85      50,393       53,425     2.3%     3,032
       Motorola Inc Note 5.8 10/15/08
                                                    40,000        92.65    105.96      37,058       42,384     1.8%     5,326
       Sears Accept Corp  7.0 6/15/07
                                                   100,000       102.12    105.97     102,120      105,970     4.5%     3,850
                                                   -------       ------    ------   ---------    ---------  ------     ------
                    SUBTOTAL                                                        1,094,775    1,127,402    48.3%    32,627
                                                                                    =========    =========  ======     ======
                                                                 TOTALS             2,282,074    2,332,520   100.0%    50,446



* Does not include accrued income or expenses.



   See notes to financial statements.



   Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

SHORT TERM BOND FUND Portfolio Valuation Date 12/31/2004



                                                SHARES OR
                                                PRINCIPAL                                                   UNREALIZED
                POSITION                         AMOUNT    UNIT COST   PRICE      COST     VALUE   PERCENT  GAIN/(LOSS)
----------------------------------------------  ---------  ---------  -------  ---------  -------  -------  -----------
CASH & EQUIVALENTS
  Northside Bank 12b-1 Cash                        3,346       1.00     1.00      3,346     3,346     0.6%         0
  Trust Company STAAR Accessor US Gov't            4,473       1.00     1.00      4,473     4,473     0.7%         0
                                                 -------     ------   -------   -------   -------   -----     ------
                                  SUBTOTAL                                        7,819     7,819     1.3%         0

US TREASURY AND GOVERNMENT AGENCY OBLIGATIONS
  US Treasury Note 6.5 5/15/05                    20,000     101.48   101.46     20,297    20,292     3.4%        (5)
  Fed'l Home Ln Bank 2.45 12/19/06 c'04           25,000      99.84    98.45     24,961    24,613     4.1%      (348)
  Fed'l Home Ln Bank 3.82 06/01/07 c'05          100,000     100.92   100.36    100,919   100,360    16.7%      (559)
  Fed'l Home Ln Bank 2.52 12/09/05 c'04          175,000      99.96    99.59    174,933   174,283    29.1%      (650)
                                                 -------     ------   -------   -------   -------   -----     ------
                                  SUBTOTAL                                      321,110   319,548    53.3%    (1,562)

CORPORATE OBLIGATIONS
  Ford Motor Cr 7.5 3/15/05                       30,000     101.02   100.85     30,305    30,255     5.0%       (50)
  Gen Motors Corp Nts 7.1 03/15/06                20,000     102.99   102.60     20,598    20,520     3.4%       (78)
  GMAC Sm Nt 2.65 3/15/06                         50,000     100.06    98.15     50,029    49,075     8.2%      (954)
  GMAC Sm Nt 3.30 09/15/06                        50,000     100.06    97.94     50,032    48,970     8.2%    (1,062)
  GMAC Sm Nt 4.375 12/10/07                       75,000      99.47    98.59     74,604    73,943    12.3%      (662)
  John Hancock Life 3.0 9/15/07                   50,000     100.07    98.22     50,035    49,110     8.2%      (925)
                                                 -------     ------   -------   -------   -------   -----     ------
                                  SUBTOTAL                                      275,603   271,873    45.4%    (3,731)
                                                                                =======   =======   =====     ======
                                                             TOTALS             604,532   599,240   100.0%    (5,292)



* Does not include accrued income or expenses.



    See notes to financial statements.



    Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

  3  LARGER COMPANY STOCK FUND Portfolio Valuation Date 12/31/04


                                                                                                                       UNREALIZED
                        POSITION                            SHARES   UNIT COST   PRICE     COST       VALUE   PERCENT  GAIN/(LOSS)
---------------------------------------------------------  -------  ----------  ------  ---------  ---------  -------  -----------
CASH & EQUIVALENTS
       Northside Bank 12b-1 Cash                             1,815      1.00      1.00      1,815      1,815    0.0%           0
       Trust Co. STAAR Accessor US Gov't                   124,929      1.00      1.00    124,929    124,929    2.5%           0
                                                           -------    ------    ------  ---------  ---------   ----      -------
              SUBTOTAL                                                                    126,744    126,744    2.5%         0.0

U.S. LARGER CO. STOCK FUNDS
       Dodge & Cox Stock Fund                                1,814    104.10    130.22    188,878    236,266    4.7%      47,387
       Dreyfus Premier Intrinsic Value                      11,591     17.93     22.33    207,841    258,824    5.2%      50,983
       Franklin Rising Dividends                            15,551     24.71     32.16    384,307    500,126   10.0%     115,819
       Fundamental Investors Fund                           14,026     29.42     32.25    412,687    452,347    9.0%      39,659
       iShares DJ US Basic Materials Sector Index Fund       1,800     42.66     50.36     76,789     90,648    1.8%      13,859
       iShares DJ US Consumer Cyclicals                        800     52.50     61.19     42,003     48,952    1.0%       6,949
       iShares DJ US Telecommunications Sector Index Fund    1,000     22.07     24.30     22,069     24,300    0.5%       2,231
       iShares S&P 500/Barra Growth Index Fund               1,300     58.57     57.75     76,139     75,075    1.5%      (1,064)
       iShares S&P 500/Barra Value Index Fund                2,000     63.05     62.88    126,095    125,760    2.5%        (335)
       Mairs & Power Growth Fund                             6,747     21.64     70.33    145,984    474,524    9.5%     328,540
       ProFunds Precious Metals UltraSector Svc                318     32.15     29.28     10,221      9,308    0.2%        (912)
       ProFunds Ultra Consumer Cyclicals Srv                   930     32.27     33.62     30,000     31,255    0.6%       1,255
       Putnam Fund For Growth & Income                      24,525     18.32     19.40    449,333    475,790    9.5%      26,458
       Torray Fund                                          10,070     37.41     41.08    376,779    413,696    8.2%      36,917
       Washington Mutual Investors Fund                     10,070     27.94     30.78    281,371    309,954    6.2%      28,583
                                                           -------    ------    ------  ---------  ---------   ----      -------
              SUBTOTAL                                                                  2,830,496  3,526,825   70.3%     696,329

U.S. MID-CAP LARGER CO. STOCK FUNDS
       Calamos Growth A                                      7,330     37.53     52.98    275,104    388,351    7.7%     113,247
       iShares Russell Midcap Growth Index Fd                1,300     81.04     84.50    105,349    109,850    2.2%       4,501
       iShares Russell Midcap Value Index Fd                 2,650    102.16    112.81    270,715    298,947    6.0%      28,231
       Navellier MidCap Growth                              12,641     20.66     26.05    261,139    329,295    6.6%      68,156
       ProFunds Ultra Mid-Cap Srv                            3,022     32.89     35.17     99,398    106,288    2.1%       6,890
       ProFunds Internet Ultra Sector Srv                      345     57.89     75.98     20,000     26,250    0.5%       6,250
       ProFunds Utilities Ultra Sector                       6,307     12.01     16.34     75,748    103,061    2.1%      27,314
                                                           -------    ------    ------  ---------  ---------   ----      -------
              SUBTOTAL                                                                  1,107,453  1,362,042   27.2%     254,589

                                                                                        =========  =========   ====      =======
         TOTALS                                                                         4,064,693  5,015,611    100%     950,918


* Does not include accrued income or expenses.

   See notes to financial statements

   Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

  4  SMALLER COMPANY STOCK FUND Portfolio Valuation Date 12/31/04



                                                                                                             UNREALIZED
              POSITION                        SHARES    UNIT COST   PRICE     COST       VALUE    PERCENT    GAIN/(LOSS)
-----------------------------------------   ----------  ---------   ------  ---------  ---------  ------     -----------
CASH & EQUIVALENTS
  Northside Bank 12b-1 Cash                   2,066.50     1.00       1.00      2,067      2,067     0.0%             0
  Franklin Money Fund                         5,817.26     1.00       1.00      5,817      5,817     0.1%             0
  Trust Co. STAAR Accessor US Gov't         114,746.76     1.00       1.00    114,747    114,747     2.1%             0
  ProFunds Money Market                      62,606.37     1.00       1.00     62,606     62,606     1.1%             0
                                            ----------   ------     ------  ---------  ---------    ----      ---------
           SUBTOTAL                                                           185,237    185,237     3.3%             0

  U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS
  Columbia Acorn Z Fund                      23,690.59    18.55      26.45    439,394    626,616    11.3%       187,222
  T Rowe Price New Horizons Fund             16,483.31    23.19      29.24    382,257    481,972     8.7%        99,715
                                            ----------   ------     ------  ---------  ---------    ----      ---------
           SUBTOTAL                                                           821,651  1,108,588    20.0%       286,937

U.S. SMALLER CO. STOCK MUTUAL FUNDS
  Bjurman & Barry Micro Cap Growth           10,509.98    25.51      30.75    268,096    323,182     5.8%        55,086
  FBR Small Cap Value A                       1,507.07    30.44      41.81     45,870     63,010     1.1%        17,141
  Franklin SmallCap A                        19,831.75    27.96      37.79    554,500    749,442    13.5%       194,942
  Hennessy Cornerstone Growth                 9,511.94    15.98      18.43    152,007    175,305     3.2%        23,298
  iShares Russell 2000 Growth Index Fd        2,500.00    63.78      67.30    159,458    168,250     3.0%         8,792
  iShares S&P SC 600/Barra Value Index        1,800.00   109.12     121.80    196,413    219,240     3.9%        22,827
  iShares S&P Small Cap 600 Index Fd            450.00   159.30     162.71     71,683     73,220     1.3%         1,536
  Munder Small Cap Value A                    3,813.71    23.72      26.22     90,469     99,996     1.8%         9,527
  ProFunds Ultra Small-Cap Srv                5,838.74    21.41      24.28    125,000    141,764     2.6%        16,764
  Royce Opportunity Fund                     46,711.12     8.20      13.31    382,872    621,725    11.2%       238,853
  Value Line Emerging Opps                    3,746.85    17.51      26.32     65,594     98,617     1.8%        33,023
  Wasatch Small Cap Value                   131,185.47     4.64       5.53    608,896    725,456    13.1%       116,560
                                            ----------   ------     ------  ---------  ---------    ----      ---------
           SUBTOTAL                                                         2,720,858  3,459,207    62.3%       738,349

U.S. MICROCAP STOCK MUTUAL FUNDS
  Franklin MicroCap Value                    18,873.19    21.86      35.68    412,640    673,395    12.1%       260,755
  Oberweis MicroCap                           7,190.94    16.34      17.50    117,500    125,841     2.3%         8,342
                                            ----------   ------     ------  ---------  ---------    ----      ---------
          SUBTOTAL                                                            530,140    799,236    14.4%       269,096

                                                                            =========  =========    ====      =========
  TOTALS                                                                    4,257,886  5,552,268     100%     1,294,382



* Does not include accrued income or expenses.


   See notes to financial statements

   Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

  5 INTERNATIONAL FUND Portfolio Valuation Date 12/31/04



                                                                                                                    UNREALIZED
          POSITION                                 SHARES    UNIT COST   PRICE      COST        VALUE     PERCENT   GAIN/(LOSS)
----------------------------------------------   ----------  ---------   -----    ---------   ---------   -------   -----------
CASH & EQUIVALENTS

  Northside Bank 12b-1 Cash                        1,388.06     1.00      1.00        1,388       1,388      0.0%           0
  Trust Company STAAR Accessor US Gov't          198,138.24     1.00      1.00      198,138     198,138      4.9%           0
                                                 ----------    -----     -----    ---------   ---------    -----      -------
        SUBTOTAL                                                                    199,526     199,526      4.9%           0

INTERNATIONAL STOCK MUTUAL FUNDS
  AF Europacific Fund                             12,446.74    31.58     35.63      393,124     443,477     11.0%      50,353
  CS International Focus Fund                     15,416.33    12.46     12.11      192,065     186,692      4.6%      (5,373)
  Harbor International                             9,582.87    28.87     42.70      276,672     409,188     10.1%     132,517
  iShares MSCI Australia Index Fd                  1,500.00    16.36     16.70       24,540      25,050      0.6%         510
  iShares MSCI Austria Index Fd                    1,400.00    22.68     23.02       31,757      32,228      0.8%         471
  iShares MSCI Belgium Index Fd                    2,700.00    13.32     18.56       35,969      50,112      1.2%      14,143
  iShares MSCI Italy Index Fd                      1,000.00    17.32     25.60       17,316      25,600      0.6%       8,284
  iShares MSCI Japan Index Fd                      5,000.00    10.59     10.92       52,972      54,600      1.4%       1,628
  iShares MSCI Mexico Index Fd                     1,000.00    16.35     25.16       16,345      25,160      0.6%       8,815
  iShares MSCI Netherlands Index Fd                3,000.00    14.38     18.41       43,131      55,230      1.4%      12,099
  iShares MSCI Singapore Index Fd                  3,000.00     6.42      7.17       19,248      21,510      0.5%       2,262
  iShares MSCI South Korea Index Fd                1,000.00    28.27     29.25       28,269      29,250      0.7%         981
  iShares MSCI Spain Index Fd                      2,000.00    30.26     35.30       60,529      70,600      1.8%      10,072
  iShares MSCI Sweden Index Fd                     2,000.00    17.82     20.96       35,646      41,920      1.0%       6,274
  Marsico Int'l Opportunities                     36,874.17     9.55     12.01      352,000     442,859     11.0%      90,859
  Putnam International Capital Opportunities A    23,390.37    16.95     24.38      396,570     570,257     14.1%     173,687
  Templeton Foreign Fund A                        38,770.06     9.53     12.30      369,479     476,872     11.8%     107,393
                                                 ----------    -----     -----    ---------   ---------    -----      -------
        SUBTOTAL                                                                  2,345,632   2,960,605     73.4%     614,974

DEVELOPING MARKETS MUTUAL FUNDS
  Dreyfus Premier Emerging A                      16,573.82    12.88     19.61      213,507     325,013      8.1%     111,505
  Templeton Developing Markets Trust A            29,628.23    12.70     18.52      376,256     548,715     13.6%     172,459
                                                 ----------    -----     -----    ---------   ---------    -----      -------
         SUBTOTAL                                                                   589,763     873,728     21.7%     283,965

                                                                                  =========   =========    =====      =======
  TOTALS                                                                          3,134,921   4,033,859    100.0%     898,938



* Does not include accrued income or expenses.


   See notes to financial statements

   Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

6 ALTCAT FUND Portfolio Valuation 12/31/04


                                                                                                                    UNREALIZED
    POSITION                                           SHARES  UNIT COST      PRICE     COST      VALUE     PERCENT GAIN/(LOSS)
    --------                                           ------  ---------      -----     ----      -----     ------- -----------
CASH & EQUIVALENTS

       Northside Bank 12b-1 Cash                        1,735     1.00          1.00     1,735      1,735      0.1%       0
       Trust Company STAAR Accsessor US Gov't          85,637     1.00          1.00    85,637     85,637      2.9%       0
       ProFunds Money Market                            1,088     1.00          1.00     1,088      1,088      0.0%       0
                                                       ------   ------        ------ ---------  ---------     ----  -------
                            SUBTOTAL                                                    88,460     88,460      3.0%       0
US MID-CAP LARGER CO. STOCK MUTUAL FUNDS

       iShares Russell Midcap Growth Index              1,000    64.78         84.50    64,779     84,500      2.9%  19,721
       iShares Russell Midcap Value Index Fund            250   109.75        112.81    27,438     28,203      1.0%     765
       iShares S&P 500/Barra Value Index Fund           1,000    56.10         62.88    56,098     62,880      2.1%   6,782
       ProFunds Ultra Consumer Cyclicals Srv              474    32.27         33.62    15,280     15,919      0.5%     639
       ProFunds Ultra Mid-Cap Srv                       1,483    29.68         35.17    44,010     52,144      1.8%   8,133
       Muhlenkamp Fund                                  3,530    47.71         78.97   168,393    278,726      9.4% 110,332
                                                       ------   ------        ------ ---------  ---------     ----  -------
                            SUBTOTAL                                                   375,998    522,372     17.7% 146,374
US SMALLER CO. STOCK MUTUAL FUNDS

       iShares S&P SC 600/Barra Value Index Fund          900   108.99        121.80    98,089    109,620      3.7%  11,531
                                                       ------   ------        ------ ---------  ---------     ----  -------
                            SUBTOTAL                                                    98,089    109,620      3.7%  11,531

GLOBAL SMALLER CO. STOCK MUTUAL FUNDS

       Franklin Mutual Series Discovery Fund A         11,153    19.72         24.08   219,909    268,573      9.1%  48,664
       AF SmallCap World Fund                           7,831    26.34         31.20   206,291    244,340      8.3%  38,049
                                                       ------   ------        ------ ---------  ---------     ----  -------
                            SUBTOTAL                                                   426,200    512,913     17.4%  86,713
ALTERNATIVE CATEGORIES

       Franklin BioTech Discovery Fund A                  571    52.51         53.66    30,000     30,656      1.0%     656
       Franklin Gold Fund & Precious Metals Fund A      1,570    17.28         18.36    27,130     28,830      1.0%   1,700
       Franklin Natural Resources Fund A                9,881    16.78         23.53   165,800    232,506      7.9%  66,707
       Franklin Real Estate Securities Fund A           3,344    17.93         26.34    59,964     88,094      3.0%  28,130
       Invesco-AIM Technology Inv Cl                    1,489    32.43         25.44    48,293     37,884      1.3% (10,409)
       iShares DJ US Basic Materials Sector Ind           700    42.45         50.36    29,713     35,252      1.2%   5,539
       iShares DJ US Consumer Cyclicals                   400    50.12         61.19    20,047     24,476      0.8%   4,429
       iShares DJ US Consumer Non-Cyclicals             1,100    50.68         53.32    55,745     58,652      2.0%   2,907
       iShares DJ US Healthcare Sector Index            1,000    56.42         58.99    56,417     58,990      2.0%   2,573
       iShares MSCI Austria Index Fund                  1,400    22.68         23.02    31,757     32,228      1.1%     471
       iShares MSCI Australia Index                     3,000    15.34         16.70    46,030     50,100      1.7%   4,070
       iShares MSCI Belgium Index Fund                  2,300    16.06         18.56    36,938     42,688      1.4%   5,750
       iShares MSCI Mexico Index                          500    14.11         25.16     7,053     12,580      0.4%   5,528
       iShares MSCI Netherlands Index                   1,900    14.15         18.41    26,876     34,979      1.2%   8,104
       iShares MSCI Singapore Index Fund                2,000     6.58          7.17    13,168     14,340      0.5%   1,172
       iShares S&P Latin America 40 Index                 400    60.01         80.55    24,003     32,220      1.1%   8,217
       Ivy Pacific Opportunities Fund A                12,892     8.01         10.64   103,329    137,171      4.6%  33,842
       Light Revolution Fund                           12,540     8.79          9.32   110,199    116,871      4.0%   6,672
       Live Oak Health Sciences                        10,324    10.17         10.22   105,000    105,515      3.6%     515
       Matthews Asian Growth and Income                 4,776    14.86         15.82    70,989     75,558      2.6%   4,569
       Neuberger & Berman Focus Adv                     7,678    16.64         19.26   127,784    147,878      5.0%  20,095
       ProFunds Europe Ultra Srv                        1,848    10.58         15.31    19,552     28,289      1.0%   8,737
       ProFunds Internet UltraSector Srv                  518    57.89         75.98    30,000     39,375      1.3%   9,375
       ProFunds Utilities Ultra Sector Srv              2,348    11.45         16.34    26,883     38,370      1.3%  11,487
       Vanguard Energy                                  3,121    26.31         40.00    82,118    124,829      4.2%  42,711
       Vanguard Health Care                               744   105.55        126.79    78,527     94,331      3.2%  15,804
                                                       ------   ------        ------ ---------  ---------     ----  -------
                             SUBTOTAL                                                1,433,315  1,722,662     58.3% 289,347
                                                                                     =========  =========     ====  =======
         TOTALS                                                                      2,422,062  2,956,027      100% 533,965
                                                                                     ---------  ---------     ----  -------



* Does not include accrued income or expenses.



      See notes to financial statements



      Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

                 STAAR INVESTMENT TRUST STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004


                                                           IBF/GBF LTBF/STBF     LCSF     SCSF      INTF       ACF
                           INCOME
Mutual Fund Dividends (Including Money Market Funds)         1,066      304     46,017    10,449    46,211    21,705
Interest                                                   117,681   17,315          0         0         0         0
                                                           -------   ------    -------   -------   -------   -------
                        TOTAL INCOME                       118,747   17,619     46,017    10,449    46,211    21,705
                                                           -------   ------    -------   -------   -------   -------
                          EXPENSES

12B-1 Distribution Expense                                    (871)    (160)     1,631     1,797     1,880     2,846
MF Services Expense                                         10,115    1,643     17,194    19,018    13,234     9,990
Advisory Fee                                                16,318    2,627     40,721    45,042    31,343    23,661
Custodian Fee                                                1,899      295      3,191     2,979     2,446     1,841
Directors Fee                                                1,768      274      2,971     3,271     2,278     1,715
Registration Fee                                               574       89        965     1,063       740       557
Tax Expense                                                    161       25        271       298       208       156
Auditing Fee                                                 6,543    1,015     10,993    10,405     8,427     6,344
Legal Fee                                                    1,141      177      1,917     3,808     1,469     1,106
Insurance Expense                                            1,873      291      3,147     3,465     2,413     1,816
Advertising Expense                                            650      101      1,097     1,215       810       638
Compliance Expense                                             703      109      1,182     1,301       906       682
Other                                                        1,472      228      2,472     3,257     1,895     1,428
                                                           -------   ------    -------   -------   -------   -------
                       TOTAL EXPENSES                       42,346    6,714     87,752    96,919    68,049    52,780
                                                           -------   ------    -------   -------   -------   -------

                   NET INVESTMENT INCOME                    76,401   10,905    (41,735)  (86,470)  (21,838)  (31,075)
                                                           =======   ======    =======   =======   =======   =======
REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS
Realized Long & Short Term Capital Gains/(Losses)           (3,821)   7,760    161,411   455,450    78,870    71,297
Unrealized Appreciation(Depreciation) during Period        (59,257) (19,762)   347,535   239,702   566,429   277,425
                                                           -------   ------    -------   -------   -------   -------
NET REALIZED & UNREALIZED APPRECIATION(DEPRECIATION)       (63,078) (12,002)   508,946   695,152   645,299   348,722

NET INCREASE/DECREASE IN NET ASSETS FROM OPERATION          13,323   (1,097)   467,211   608,682   623,461   317,647
                                                           =======   ======    =======   =======   =======   =======



      NOTE: The accompanying notes are an integral part of these financial statements.


            STAAR INVESTMENT TRUST STATEMENT OF CHANGES IN NET ASSETS


                                                               GENERAL BOND FUND         SHORT-TERM BOND FUND
                                                             YEAR                        YEAR
                                                             ENDED      YEAR ENDED       ENDED        YEAR ENDED
                                                           12/31/04      12/31/03       12/31/04      12/31/03
INCREASE IN NET ASSETS FROM OPERATIONS:

  Investment income - net                                    76,401       140,676        10,905        40,195
  Net realized gain (loss) on Investments                    (3,821)       50,443         7,760        63,976
 Unrealized Appreciation (depreciation) of investments      (59,257)      (26,456)      (19,762)      (50,128)
 Net increase (decrease) in net Assets
  resulting From operations                                  13,323       164,663        (1,097)       54,043

Distributions to Shareholders from:
  Investment income                                         (87,033)     (169,676)      (12,845)      (57,912)
 Realized long term Gains                                         0       (36,424)       (7,761)      (33,941)
 Total distributions                                        (87,033)     (206,102)      (20,606)      (91,853)

 Capital share Transactions (Note 3)

       Purchases                                            487,993     1,206,020       238,293        26,113
       Redemptions                                       (1,059,831)   (2,824,111)      (49,360)   (1,294,160)
       Reinvestment of dividends                             86,568       205,207        20,231        90,267
Net increase in net Assets resulting From
capital share Transactions                                 (485,270)   (1,412,884)      209,164    (1,177,780)

 Total increase in Net assets                              (558,980)   (1,454,323)      187,461    (1,215,590)

 Net assets Beginning of period                           2,923,330     4,377,653       414,870     1,630,460
 Net assets End of period                                 2,364,350     2,923,330       602,331       414,870

                                                   LARGER COMPANY                          SMALLER COMPANY
                                                     STOCK FUND                               STOCK FUND
                                                     YEAR ENDED        YEAR ENDED             YEAR ENDED         YEAR ENDED
                                                      12/31/04          12/31/03               12/31/04           12/31/03

INCREASE IN NET ASSETS FROM
OPERATIONS:

Investment income - net                                (41,735)          (21,859)               (86,470)           (52,015)

Net realized gain (loss) on Investments                161,411          (468,292)               455,450            (26,141)

Unrealized Appreciation (depreciation) of
 investments                                           347,535         1,122,946                239,702          1,282,924

Net increase (decrease) in net Assets
 resulting From operations                             467,211           632,795                608,682          1,204,768


Distributions to Shareholders from:

Investment income                                            0                 0                      0                  0

Realized long term Gains                                     0                 0               (319,221)                 0

Total distributions                                          0                 0               (319,221)                 0


Capital share Transactions (Note 3)

Purchases                                              675,936         1,135,873                587,397          1,118,151

Redemptions                                           (214,722)         (419,013)              (236,012)          (339,780)

Reinvestment of distributions                                0                 0                318,085                  0

Net increase in net Assets resulting
 From capital share Transactions                       461,214           716,860                669,470            778,371


Total increase in Net assets                           928,425         1,349,655                958,931          1,983,139


Net assets Beginning of period                       4,086,244         2,736,589              4,592,219          2,609,080

Net assets End of period                             5,014,669         4,086,244              5,551,150          4,592,219




                                                        INTERNATIONAL FUND                            ALTCAT FUND
                                                      YEAR             YEAR
                                                      ENDED            ENDED                  YEAR ENDED         YEAR ENDED
                                                     12/31/04         12/31/03                 12/31/04           12/31/03
INCREASE IN NET ASSETS FROM OPERATIONS:

Investment income - net                                (21,838)           4,984                 (31,075)           (14,436)

Net realized gain (loss) on Investments                 78,870         (138,367)                 71,297            (42,894)

Unrealized Appreciation (depreciation)
 of investments                                        566,429          778,641                 277,425            474,860

Net increase (decrease) in
net Assets resulting From
operations                                             623,461          645,258                 317,647            417,530


Distributions to Shareholders from:

Investment income                                            0           (4,613)                      0                  0

Realized long term Gains                                     0                0                       0                  0

Total distributions                                          0           (4,613)                      0                  0


Capital share Transactions (Note 3)

Purchases                                              546,232        2,392,151                 493,321            939,859

Redemptions                                           (169,012)      (1,679,640)               (121,270)          (171,060)

Reinvestment of dividends                                    0            4,607                       0                  0

Net increase in net Assets resulting
 From capital share Transactions                       377,220          717,118                 372,051            768,799


Total increase in Net assets                         1,000,681        1,357,763                 689,698          1,186,329


Net assets Beginning of period                       3,032,399        1,674,636               2,265,832          1,079,503

Net assets End of period                             4,033,080        3,032,399               2,955,530          2,265,832


                             STAAR INVESTMENT TRUST
                             STATEMENT OF CASH FLOWS
                          YEAR ENDED DECEMBER 31, 2004



                                                            GBF          STBF         LCSF         SCSF        INTF          ACF
    CASH PROVIDED (USED) BY OPERATING ACTIVITIES

Net Increase in Net Assets from Operations              $    13,323      (1,097)     467,211     608,682      623,461      317,647
Adjustments Required to reconcile to net assets
provided by operating activities
  Investments Purchased                                    (842,304)   (592,916)  (1,947,211) (1,927,129)    (846,936)  (1,125,603)
  Sales or Redemptions                                    1,307,994     379,248    1,590,540   1,680,253      590,871      743,904
  Net Realized Gains (Losses) on Investments                  3,821      (7,760)    (161,411)   (455,450)     (78,870)     (71,297)
  Unrealized (Appreciation) Depreciation of
  Investments                                                59,257      19,762     (347,535)   (239,702)    (566,429)    (277,425)
   Reinvestment of Ordinary Dividend Distributions                0           0      (36,530)     (6,817)     (39,101)     (14,318)
   Net Amortization of Bond Premiums (Discounts)             13,287       1,202            0           0            0            0
  (Increase) Decrease in Interest Receivable                 10,673       1,160          (79)        (11)         (15)           0
   Increase/(Decrease) in Accts. Payable                       (40)          29         (589)       (698)        (363)        (368)
                                                        -----------    --------      -------     -------      -------      -------

Net Cash Provided by Operating Activities                   566,011    (200,372)    (435,604)   (340,872)    (317,382)    (427,460)

       CASH PROVIDED BY FINANCING ACTIVITIES

Shareholder Contributions                                   487,993     238,293      675,936     587,397      546,232      493,321
Shareholder Redemptions (including amounts
re-invested in other Trust portfolios)                   (1,059,831)    (49,360)    (214,722)   (236,012)    (169,012)    (121,270)
Cash Distributions Paid Out to Shareholders                    (465)       (375)           0      (1,136)           0            0
                                                        -----------    --------      -------     -------      -------      -------
Net Cash Provided by Financing Activities                  (572,303)    188,558      461,214     350,249      377,220      372,051

     INCREASE/(DECREASE) IN CASH DURING PERIOD               (6,292)    (11,814)      25,610       9,377       59,838      (55,409)
                                                        ===========    ========      =======     =======      =======      =======

Cash Balance - Beginning of Period (without
accruals)                                                    68,781      19,633      101,133     175,860      139,688      143,870
                                                        ===========    ========      =======     =======      =======      =======
Cash Balance - End of Period (without accruals)              62,489       7,819      126,743     185,237      199,526       88,461
                                                        ===========    ========      =======     =======      =======      =======

     Supplemental Disclosire of Cash Flow Information

Noncash financing activities not included herein
consist of:
     Reinvestment of dividends and distributions             86,568      20,231            0     318,085            0            0
                                                        ===========    ========      =======     =======      =======      =======


      NOTE: The accompanying notes are an integral part of these financial statements.

                             STAAR INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2004


NOTE 1 - ORGANIZATION AND PURPOSE



Staar Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to Staar Investment Trust in September, 1998.



The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.



NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES



The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:



      Staar General Bond Fund (Formerly Intermediate Bond Fund)
      Staar Short Term Bond Fund (Formerly Long Term Bond Fund)
      Staar Larger Company Stock Fund
      Staar Smaller Company Stock Fund
      Staar International Fund
      Staar Alternative Categories Fund



During the year ended December 31, 2004, the Trust shareholders approved changes in the name and objectives of its two bond funds:



      1. The average maturity objective of the Intermediate Bond Fund (formerly 3 to 7 years) was changed to between 2 and 15 years and the name was changed to General Bond Fund.



      2. The average maturity objective of the Long Term Bond Fund (formerly 10 years or more) was changed to between 6 months and 3 years and the name was changed to Short Term Bond Fund.



Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds) as well as closed-end funds and individual securities.



Security Valuation - Net Asset Value for each portfolio is computed as of the close of business on each business day. New investments received during that day purchase shares of beneficial interest based upon the end-of-day Net Asset Value per share. Included in the end-of-day net assets valuation of each portfolio is the net asset valuation of all investee mutual funds, as published on their respective web-sites or elsewhere. When applicable, equity securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.



Fixed income securities are valued at prices obtained from a pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. There were no restricted securities owned by any of the portfolios as of December 31, 2004. Restricted securities and other securities for which quotations are not readily available will be valued at fair value as determined by the Trustees.



Federal Income Taxes - The Trust complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and intends to distribute all its taxable income and net capital gains each year to its shareholders. As a regulated investment company, the Trust is not subject to income taxes if such distributions are made. Therefore, no federal or state income tax provision is required. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Trust. As of December 31, 2004 the following net capital loss carryforwards existed for federal income tax purposes:



          INTF                $ 452,874
          LCSF                $ 451,189
          ACF                 $   3,131
          GBF                 $   3,821



The above net capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. Expiration of the capital loss carry forwards occurs in 2009-2012. The Trust will not make distributions from capital gains while a capital loss carryforward remains.



Distributions to shareholders - Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.



Security Transactions and Related Investment Income - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income and realized gain distributions from other funds are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Through December 31, 2002, discounts and premiums on securities purchased were not amortized over the life of the respective securities. On January 1, 2003, the Trust began amortizing all premiums and discounts on fixed income securities to conform with a recent change in accounting principles generally accepted in the United States for mutual funds. Adopting this change did not impact the Trust's net asset values, and resulted in immaterial changes to the classification of certain amounts between interest income and realized and unrealized gains/losses in the Statement of Operations.



Foreign withholding taxes are recorded as a contra investment income item to the extent such information is available to the Trust.



Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

NOTE 3 - SHAREHOLDER TRANSACTIONS



The declaration of trust provides for an unlimited number of shares of beneficial interest, without par value. The declaration of Trust also established six series of shares which correspond to the six funds described in
Note 2. During the years ended December 31, 2004 and 2003, at least 98%, respectively of dividends declared were reinvested by the respective owners of beneficial interest. Transactions in units of beneficial interest were as shown below:



                             STAAR INVESTMENTS TRUST
                            SHAREHOLDER TRANSACTIONS



     YEAR ENDED 12/31/2002                            YEAR ENDED 12/31/2003
                                                DISTRIBUTION
           BALANCE              SOLD            REINVESTMENT        REDEMPTIONS             BALANCE
FUND   SHARES   DOLLARS    SHARES   DOLLARS   SHARES  DOLLARS    SHARES     DOLLARS     SHARES   DOLLARS
GBF   398,305  4,184,051  118,572  1,206,020  18,778  205,207  (263,818)  (2,824,111)  271,836  2,771,166

STBF  147,944  1,573,919    2,457     26,113   8,587   90,267  (116,858)  (1,294,160)   42,131    396,139

LCSF  288,310  3,435,978  113,946  1,135,873       0        0   (45,458)    (419,013)  356,798  4,152,837

SCSF  253,470  3,015,402   95,847  1,118,151       0        0   (33,368)    (339,780)  315,948  3,793,772

INTF  226,253  2,533,763  316,257  2,392,151     471    4,607  (231,721)  (1,679,640)  311,260  3,250,881

ACF   117,779  1,341,924   94,431    939,859       0        0   (19,646)    (171,060)  192,563  2,110,723



                              PERIOD ENDED 12/31/2004
                         DISTRIBUTION
           SOLD          REINVESTMENT        REDEMPTIONS            BALANCE
FUND  SHARES  DOLLARS  SHARES  DOLLARS   SHARES     DOLLARS     SHARES   DOLLARS
GBF   45,740  487,993   8,191   86,568  (99,462)  (1,059,832)  226,305  2,285,897

STBF  24,882  238,293   2,109   20,232   (5,073)     (49,361)   64,049    605,303

LCSF  57,540  675,936       0        0  (18,524)    (214,723)  395,814  4,614,051

SCSF  39,216  587,397  20,612  318,085  (16,067)    (236,012)  359,709  4,463,244

INTF  53,614  546,233       0        0  (16,828)    (169,012)  348,046  3,628,101

ACF   40,757  493,322       0        0  (10,178)    (121,271)  223,142  2,482,774

As of December 31, 2004, Net Assets consisted of the following:



                                                 GBF        STBF      LCSF       SCSF       INTF        ACF
                                                 ---        ----      ----       ----       ----        ---
Capital Paid in on Shares of Capital Stock    $ 2,285,897  605,303  4,614,051  4,463,244  3,628,101  2,482,774
Undistributed Net Investment Iincome/(Loss)        31,828    2,320    (99,111)  (206,476)   (41,085)   (58,078)
Accumulated Net Capital (Loss)                     (3,821)       0   (451,189)         0    452,874     (3,131)
Net Unrealized Appreciation/(Depreciation)         50,446   (5,292)   950,918  1,294,382    898,938    533,965
                                              -----------  -------  ---------  ---------  ---------  ---------

Net Assets                                      2,364,350  602,331  5,014,669  5,551,150  4,033,080  2,955,530



NOTE 4 - SUMMARY OF UNREALIZED GAINS AND LOSSES:



Following is a summary of unrealized gains and losses for each portfolio as of December 31, 2004.



                                                 Cost        Gain      Loss       Net     Market Value
                                                 ----        ----      ----       ---     ------------
General Bond Fund                             $ 2,282,074     57,132   (6,686)    50,446    2,332,520

Short Term Bond Fund                              604,532          0   (5,292)    (5,292)     599,240

Larger Company Stock Fund                       4,064,693    953,230   (2,312)   950,918    5,015,611

Smaller Company Stock Fund                      4,257,886  1,294,382        0  1,294,382    5,552,268

International Fund                              3,134,921    904,311   (5,373)   898,938    4,033,859

Alternative Categories Fund                     2,422,062    544,374  (10,409)   533,965    2,956,027



NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:



Effective April 1, 1996, the Trust entered into a Master Investment Advisory Agreement with Staar Financial Advisors, Inc., a related party (Advisor). This agreement appointed the Advisor to act as investment advisor to the Trust on behalf of six series portfolios for a one year period. This agreement has subsequently been EXTENDED through December 31, 2004. The advisor furnishes investment management and advisory services for a fee based on average daily net asset value. The fee for each portfolio is in accordance with a fee schedule of ..50% for GBF, .40% for STBF and .90% for all other portfolios. The fee schedule for GBF and STBF were reduced from .63% and .72%, respectively, effective November 10, 2004.



The president of the investment advisor is the organizer of the Trust. The agreement provides for an expense reimbursement from the investment advisor if the Trust's total expense for any series (fund), exclusive of taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified. The agreement also stipulates that all organizational expenses of the Trust were paid by the investment advisor as well as certain marketing, legal and accounting and transfer and custodial services for the first two years. Such costs continued to be absorbed by the investment advisor through December 31, 2001, except for certain marketing and other costs associated with the sale and distribution of shares.



Effective January 1, 2002, the Trust began paying certain operating expenses including custodian, registration, legal and auditing fees, and printing and insurance expenses, and a portion of bookkeeping fees. Remaining bookkeeping fees continued to be absorbed by the investment advisor. Directors' fees of $2,800 and $1,125 per calendar quarter in 2004 and 2003, respectively, were also incurred by the Trust. In prior years, these, as well as various other Trust expenses were funded by a charge of .09% of average daily net asset value for each fund.



Effective September 1, 1998, Staar Investment Trust shareholders approved a 12b-1 arrangement which provides commission payments to broker/dealers who refer investors who become shareholders in Staar Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12b-1 arrangement, discussed below was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12b-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the advisor no longer absorbed 12b-1 fees.



Effective August 2, 2001, Staar Investment Trust shareholders approved a new 12b-1 arrangement which provided for accrual of fees based upon a daily percentage (.000411% for bond funds and .000548% for stock funds) of the total net asset values. The broker/dealer fees discussed above were paid out of such fee accruals. The balance of the fees was used for marketing and other costs associated with the sale and distribution of shares. Effective January 1, 2002, Staar Investment Trust changed the 12b-1 daily accrual rate to .000658% for all funds, based upon estimated requirements. In 2003 and again in 2004, management revised its estimated resulting liability, and accordingly recorded reductions to 12b-1 expenses. For the years ended December 31, 2004 and 2003, the aggregate net amounts charged to expense for all portfolios were $7,123 and $13,415, respectively.



Effective January 1, 2004 the Trust entered into a mutual fund service agreement with Staar Financial Advisors, Inc. under which each portfolio is charged a fee of .38% of average daily net assets for fund accounting and operations, shareholder and transfer agency and compliance services provided.

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
(Continued)



Certain affiliated persons holding shares in the six portfolios purchased such shares at Net Asset Value at respective date of purchase. Those affiliated persons held aggregate investments in the respective funds as of December 31, 2004, as follows:



                                                                  IBF       LTBF       LCSF        SCSF        INTF        ACF
                                                                  ---       ----       ----        ----        ----        ---
                                                                                            SHARES
                                                                                            ------
J. Weisbrod including immediate family & retirement accounts:  2,153.512    751.607   2,843.753   3,034.667   3,353.026  2,898.161

Other Trustees of  Staar Investment Trust                      2,362.854  2,383.402   7,525.018   6,404.423   5,932.258  3,997.578

Employees of investment advisor including retirement accounts      0.000      0.000     202.470   1,956.344     234.381    198.684

Affiliated Persons                                               109.300     (0.001)    858.747     709.641     989.890    780.943
                                                              ---------- ---------- ----------- ----------- ----------- ----------

Number of Shares                                               4,625.666  3,135.008  11,429.988  12,105.075  10,509.555  7,875.366
                                                              ========== ========== =========== =========== =========== ==========

Value                                                         $   48,327 $   29,482 $   144,810 $   186,809 $   121,783 $  104,309
                                                              ========== ========== =========== =========== =========== ==========



The Trustees have authorized the use of a broker-dealer in which the president of the investment advisor serves as a registered representative; as such, the president of the investment advisor may benefit indirectly from the Trust's payment of commissions and 12(b)-1 fees.

                             STAAR INVESTMENT TRUST



         SUPPLEMENTARY INFORMATION -- SELECTED PER SHARE DATA AND RATIOS
              Period from January 1, 2000 through December 31. 2004



                                                                         GBF
                                             1/1/04 -     1/1/03 -     1/1/02 -     1/1/2001     1/1/00 -
                                             --------     --------     --------     --------     --------
                                            12/31/2004   12/31/2003   12/31/2002   12/31/2001   12/31/2000
                                            ----------   ----------   ----------   ----------   ----------
PER SHARE DATA

Net Asset Value Beginning Of Period           10.75        10.99        10.59        10.29         9.96
                                              -----        -----        -----        -----        -----

Net Investment Income                          0.31         0.39         0.41         0.52         0.55

Net Realized & Unrealized Gains               (0.25)        0.05         0.35         0.26         0.32
                                              -----        -----        -----        -----        -----
Total Income from Operations                   0.06         0.44         0.76         0.78         0.87

                                              -----        -----        -----        -----        -----
Total Distributions to Shareholders           (0.36)       (0.68)       (0.36)       (0.48)       (0.54)

Net Asset Value End of Period                 10.45        10.75        10.99        10.59        10.29
                                              =====        =====        =====        =====        =====

                                              -----        -----        -----        -----        -----
Total Return                                   0.51%        4.05%        7.19%        7.56%        9.06%
                                              =====        =====        =====        =====        =====
RATIOS

Expenses to Avg. Net Assets*                   1.61%        1.30%        1.51%        0.72%        0.72%

Net Investment Income to Avg Net Assets*       2.88%        3.56%        3.79%        4.95%        5.49%

Portfolio Turnover Rate                       31.80%       35.97%       21.60%       33.76%       14.77%

NET ASSETS, END OF PERIOD
(000s omitted)                                2,364        2,923        4,378        2,868        1,564
                                              =====        =====        =====        =====        =====
        Such ratios are after effect of        2004         2003         2002         2001         2000
                                               ----         ----         ----         ----         ----
expenses waived: (cents per share rounded)     0.00         0.03         0.00         0.00         0.00

                                                                         STBF
                                             1/1/04 -     1/1/03 -     1/1/02 -     1/1/2001     1/1/00 -
                                             --------     --------     --------     --------     --------
                                            12/31/2004   12/31/2003   12/31/2002   12/31/2001   12/31/2000
                                            ----------   ----------   ----------   ----------   ----------
PER SHARE DATA

Net Asset Value Beginning Of Period            9.85        11.02        10.62        10.43        10.09
                                              -----        -----        -----        -----        -----

Net Investment Income                          0.24         0.50         0.48         0.61         0.62

Net Realized & Unrealized Gains               (0.26)        0.15         0.40         0.17         0.31
                                              -----        -----        -----        -----        -----
Total Income from Operations                  (0.02)        0.65         0.88         0.78         0.93

                                              -----        -----        -----        -----        -----
Total Distributions to Shareholders           (0.43)       (1.82)       (0.48)       (0.59)       (0.59)

Net Asset Value End of Period                  9.40         9.85        11.02        10.62        10.43
                                              =====        =====        =====        =====        =====

                                              -----        -----        -----        -----        -----
Total Return                                  -0.18%        5.88%        8.27%        7.49%        9.37%
                                              =====        =====        =====        =====        =====
RATIOS

Expenses to Avg. Net Assets*                   1.55%        1.34%        1.59%        0.81%        0.81%

Net Investment Income to Avg Net Assets*       2.49%        4.57%        4.50%        5.73%        6.10%

Portfolio Turnover Rate                       86.65%        8.53%       19.70%       25.23%        7.74%

NET ASSETS, END OF PERIOD
(000s omitted)                                  602          415        1,630        1,227          889
                                              =====        =====        =====        =====        =====
        Such ratios are after effect of        2004         2003         2002         2001         2000
                                               ----         ----         ----         ----         ----
expenses waived: (cents per share rounded)     0.00         0.03         0.00         0.00         0.00

                                                                         LCSF
                                             1/1/04 -     1/1/03 -     1/1/02 -     1/1/2001     1/1/00 -
                                             --------     --------     --------     --------     --------
                                            12/31/2004   12/31/2003   12/31/2002   12/31/2001   12/31/2000
                                            ----------   ----------   ----------   ----------   ----------
PER SHARE DATA

Net Asset Value Beginning Of Period           11.45         9.49        11.58        12.85        13.98
                                              -----        -----        -----        -----        -----

Net Investment Income                         (0.11)       (0.07)       (0.09)       (0.01)       (0.02)

Net Realized & Unrealized Gains                1.33         2.03        (2.00)       (1.26)       (0.32)
                                              -----        -----        -----        -----        -----
Total Income from Operations                   1.22         1.96        (2.09)       (1.27)       (0.34)

                                              -----        -----        -----        -----        -----
Total Distributions to Shareholders               -            -            -            -        (0.79)

Net Asset Value End of Period                 12.67        11.45         9.49        11.58        12.85
                                              =====        =====        =====        =====        =====

                                              -----        -----        -----        -----        -----
Total Return                                  10.62%       20.65%      -18.10%       -9.88%       -2.66%
                                              =====        =====        =====        =====        =====

RATIOS

Expenses to Avg. Net Assets*                   1.88%        1.59%        1.89%        0.99%        0.99%

Net Investment Income to Avg Net Assets*      -0.92%       -0.71%       -0.88%       -0.11%       -0.14%

Portfolio Turnover Rate                       35.19%       46.31%       24.08%       16.09%       19.69%

NET ASSETS, END OF PERIOD
(000s omitted)                                5,015        4,086        2,737        2,843        2,679
                                              =====        =====        =====        =====        =====
        Such ratios are after effect of        2004         2003         2002         2001         2000
                                               ----         ----         ----         ----         ----
expenses waived: (cents per share rounded)     0.00         0.03         0.00         0.00         0.00



Total returns are actual experienced by
shareholders and may be slightly different if calculated using these numbers due to rounding differences.



                                                                         SCSF
                                             1/1/04 -     1/1/03 -     1/1/02 -     1/1/2001     1/1/00 -
                                             --------     --------     --------     --------     --------
                                            12/31/2004   12/31/2003   12/31/2002   12/31/2001   12/31/2000
                                            ----------   ----------   ----------   ----------   ----------
PER SHARE DATA

Net Asset Value Beginning Of Period           14.53        10.29        12.47        12.54        13.86
                                              -----        -----        -----        -----        -----
Net Investment Income                         (0.26)       (0.19)       (0.21)       (0.10)       (0.09)

Net Realized & Unrealized Gains                2.10         4.24        (1.97)        0.21         0.28
                                              -----        -----        -----        -----        -----
Total Income from Operations                   1.84         4.05        (2.18)        0.11         0.19

Total Distributions to Shareholders           (0.94)           -            -        (0.18)       (1.51)

Net Asset Value End of Period                 15.43        14.53        10.29        12.47        12.54
                                              =====        =====        =====        =====        =====

                                              -----        -----        -----        -----        -----
Total Return                                  12.65%       41.21%      -17.45%        0.85%        1.08%
                                              =====        =====        =====        =====        =====

RATIOS

Expenses to Avg. Net Assets*                   1.88%        1.59%        1.89%        0.99%        0.99%

Net Investment Income to Avg Net Assets*      -1.73%       -1.61%       -1.80%       -0.81%       -0.59%

Portfolio Turnover Rate                       33.58%       45.72%       32.79%        4.31%        4.05%

NET ASSETS, END OF PERIOD
(000s omitted)                                5,551        4,592        2,609        3,048        2,669
                                              =====        =====        =====        =====        =====
           Such ratios are after effect of     2004         2003         2002         2001         2000
                                               ----         ----         ----         ----        ----
expenses waived: (cents per share rounded)     0.00         0.03         0.00         0.00         0.00

                                                                         INTF
                                             1/1/04 -     1/1/03 -     1/1/02 -     1/1/2001     1/1/00 -
                                             --------     --------     --------     --------     --------
                                            12/31/2004   12/31/2003   12/31/2002   12/31/2001   12/31/2000
                                            ----------   ----------   ----------   ----------   ----------
PER SHARE DATA

Net Asset Value Beginning Of Period            9.74         7.40         8.64        10.48       14.08
                                              -----        -----        -----        -----       -----
Net Investment Income                         (0.06)        0.02        (0.09)        0.03        0.02

Net Realized & Unrealized Gains                1.91         2.33        (1.15)       (1.84)      (2.36)
                                              -----        -----        -----        -----       -----
Total Income from Operations                   1.85         2.35        (1.24)       (1.81)      (2.34)

Total Distributions to Shareholders               -        (0.01)           -        (0.03)      (1.26)

Net Asset Value End of Period                 11.59         9.74         7.40         8.64       10.48
                                              =====        =====        =====        =====       =====

                                              -----        -----        -----        -----       -----
Total Return                                  18.92%       31.85%      -14.33%      -17.23%     -16.76%
                                              =====        =====        =====        =====       =====

RATIOS

Expenses to Avg. Net Assets*                   1.88%        1.61%        1.90%        0.99%       0.99%

Net Investment Income to Avg Net Assets*      -0.63%        0.24%       -1.07%        0.31%       0.15%

Portfolio Turnover Rate                       16.99%       29.10%       24.08%       15.74%      10.81%

NET ASSETS, END OF PERIOD
(000s omitted)                                4,033        3,032        1,675        1,925       2,108
                                              =====        =====        =====        =====       =====
           Such ratios are after effect of     2004         2003         2002         2001        2000
                                               ----         ----         ----         ----        ----
expenses waived: (cents per share rounded)     0.00         0.02         0.00         0.00        0.00

                                                                         ACF
                                             1/1/04 -     1/1/03 -     1/1/02 -     1/1/2001     1/1/00 -
                                             --------     --------     --------     --------     --------
                                            12/31/2004   12/31/2003   12/31/2002   12/31/2001   12/31/2000
                                            ----------   ----------   ----------   ----------   ----------
PER SHARE DATA

Net Asset Value Beginning Of Period           11.77         9.17        10.89        12.29       12.35
                                              -----        -----        -----        -----       -----
Net Investment Income                         (0.14)       (0.10)       (0.10)       (0.01)       0.01

Net Realized & Unrealized Gains                1.62         2.70        (1.62)       (1.22)       0.69
                                              -----        -----        -----        -----       -----
Total Income from Operations                   1.48         2.60        (1.72)       (1.23)       0.70

Total Distributions to Shareholders               -            -            -        (0.17)      (0.76)

Net Asset Value End of Period                 13.25        11.77         9.17        10.89       12.29
                                              =====        =====        =====        =====       =====

                                              -----        -----        -----        -----       -----
Total Return                                  12.56%       28.35%      -15.84%       -9.99%       5.46%
                                              =====        =====        =====        =====       =====

RATIOS

Expenses to Avg. Net Assets*                   1.88%        1.61%        1.88%        0.99%       0.99%

Net Investment Income to Avg Net Assets*      -1.18%       -0.97%       -0.97%       -0.08%       0.04%

Portfolio Turnover Rate                       28.35%       33.19%       18.61%        0.00%       5.11%

NET ASSETS, END OF PERIOD
(000s omitted)                                2,956        2,266        1,080        1,094         958
                                              =====        =====        =====        =====       =====
           Such ratios are after effect of     2004         2003         2002         2001        2000
                                               ----         ----         ----         ----        ----
expenses waived: (cents per share rounded)     0.00         0.03         0.00         0.00        0.00



Total returns are actual experienced by
shareholders and may be slightly different if calculated using these numbers due to rounding differences.



* Annualized. Using monthly averages. Does not include any 12b-1 expenses.

                                     PART C

                                OTHER INFORMATION

Item 23. EXHIBITS

EXHIBIT
NUMBER                           DESCRIPTION OF EXHIBIT
-------     --------------------------------------------------------------------
 X(a)       Declaration of Trust of the Registrant

 X(b)       By-laws of the Registrant

 (c)        Not Applicable

 X(d)       Investment Advisory Agreement between Registrant and Staar Financial
            Advisors, Inc. (the "Advisor")

 (e)        Not Applicable

 (f)        Not Applicable

 XX (g) Custodian Agreement between Registrant and StarBank.

  X         (h) Form of Transfer Agency and Shareholder Services Agreement among
            Registrant and the Advisor (see (d) above)

 X(h)       Consent to Use of Name contained in (d) above

 99(i)      Opinion of Counsel and Consent of Counsel

 99(j)      Consent of Independent Accountants

 (k)        Not Applicable

 (l)        Not Applicable

XXX(m)      Rule 12b-1 Plan

XXXX(n)     Financial Data Schedule

 (o)        Not Applicable

 (p)        Board of Trustees Code of Ethics

X   - Filed with Initial N-1A and incorporated herein by reference.

XX - Filed with Pre-effective Amendment # 1 to Form N-1A and incorporated herein by reference.

XXX - Filed with Proxy Statement in Post Definitive 14A filing

XXXX - Filed with Form NSAR

Item 24 - PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      The Registrant is not directly or indirectly controlled by or under common control with any person other than the Trustees. The Registrant does not have any subsidiaries.

Item 25 - INDEMNIFICATION

      Under the Registrant's Declaration of Trust and By-laws, any past or present Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connect with any action, suit or proceeding to which he or she may be a party or is otherwise involved by reason of his or her being or having been a Trustee or Officer of the Registrant. The Declaration of Trust and By-laws of the Registrant do not authorize indemnification where it is determined, in the manner specified in the Declaration of Trust and the By-laws of the Registrant, that such Trustee or Officer has not acted in good faith in the reasonable belief that his or her actions were in the best interest of the Registrant.

      Moreover, the Declaration of Trust and By-laws of the Registrant do not authorize indemnification where such Trustee or Officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      The Registrant, its Trustees and Officers, its investment adviser, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits and proceedings, and certain liabilities that might be imposed as a result of such actions, suits and proceedings, to which they are parties by reason of being or having been such Trustees or Officers. The policy expressly excludes coverage for any Trustee or Officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

Item 26 - BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      Staar Financial Advisors, Inc. (the "Adviser"), is a registered investment adviser providing investment advice to individuals, employee benefit plans, charitable and other nonprofit organizations, and corporations and other business entities.

      Set forth below is a list of the Officers and Directors of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

  NAME/BUSINESS     POSITION WITH ADVISOR              OTHER
J. Andre Weisbrod   President, Director    Registered Representative
                                           Olde Economie Financial
                                           Consultants, Ltd

Charles Sweeney     Secretary & Director   Marketing Consultant Graphic
                                           Arts Technology Council;
                                           Before 1992 Graphic Arts Sales
                                           Eastman Kodak Company

James A. Gordon     Director               Retired

Item 27 - PRINCIPAL UNDERWRITER

      Inapplicable.

Item 28 - LOCATION OF ACCOUNTS AND RECORDS

      The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 inclusive thereunder at its Pittsburgh office located at 604 McKnight Park Drive, Pittsburgh, PA, 15237. Certain records, including the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's custodian located as to the custodian, at The Trust Company of Sterne, Agee & Leach, Inc., 800 Shades Creek Pkwy, Suite 125, Bitrmingham, AL 35209, and, as to the transfer and dividend disbursing agent functions, c/o of the Advisor at 604 McKnight Park Drive, Pittsburgh, PA, 15237.

Item 29 - MANAGEMENT SERVICES

      Inapplicable

Item 30 - UNDERTAKINGS

      Inapplicable

                                     NOTICE


      "The General Bond Fund (GBF)," "The Short-Term Bond Fund (STBF)," The Larger Company Stock Fund (LCSF)," "The Smaller Company Stock Fund
      (SCSF)," "The International Fund (INTF)," and "The Alternative Categories Fund (AltCat)" are the designations of the Trustees under the Declaration of Trust of the Trust dated February 28, 1996 as amended from time to time. The Declaration of Trust has been filed with the Secretary of State of the Commonwealth of Pennsylvania. The obligations of the Registrant are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Registrant, but only the Registrant's property shall be bound.

      SIGNATURES


      Pursuant to the requirements of (the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, and the State of Pennsylvania on the 28th day of February, 2005.


                                               The Staar Investment Trust

                                               Registrant

                                               By: /s/ J. Andre Weisbrod
                                               --------------------------
                                               J. Andre Weisbrod, Trustee

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Jeffrey A. Dewhirst
-----------------------
Jeffrey A. Dewhirst
Trustee                                        February 28, 2005
(Signature)                                    (date)

/s/ Thomas J. Smith
-------------------
Thomas J. Smith
Trustee                                        February 28, 2005
(Signature)                                    (date)

/s/ Richard Levkoy
------------------
Richard levkoy
Trustee                                        February 28, 2005
(Signature)                                    (date)

/s/ J. Andre Weisbrod
---------------------
J. Andre Weisbrod
Trustee                                        February 28, 2005
(Signature)                                    (date)